Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032979
Shareholder Report [Line Items]
Fund Name	Columbia Select Corporate Income Fund
Class Name	Class A
Trading Symbol	LIIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Security selection contributed positively to the Fund’s performance. The most notable contributor to alpha was exposure to a beverage company.

Industry allocation | Industry allocation effects were positive overall for the period. Most notable were overweight exposures to independent energy and aerospace and defense, as well as underweight allocations to media and entertainment and technology firms.

Top Performance Detractors

Industry allocation | Despite positive returns relative to the benchmark, underweight exposures to automotive and finance companies, as well as an overweight to cable and satellite, detracted from the Fund’s positive performance.

Security selection | Despite positive security selection contribution, overweights to a technology company and a packaged food retailer detracted from the Fund’s performance.

Credit allocation | The portfolio, on average, was underweight spread duration relative to the benchmark, which marginally detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Corporate Income Fund Class A (including sales charges) ($12,629)	Bloomberg U.S. Aggregate Bond Index ($11,803)	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)	Bloomberg U.S. Corporate Bond Index ($13,078)
04/16	$9,524	$10,000	$10,000	$10,000
05/16	$9,498	$10,003	$10,003	$9,992
06/16	$9,673	$10,182	$10,211	$10,217
07/16	$9,810	$10,247	$10,376	$10,366
08/16	$9,898	$10,235	$10,428	$10,387
09/16	$9,879	$10,229	$10,417	$10,361
10/16	$9,822	$10,151	$10,349	$10,277
11/16	$9,600	$9,911	$10,107	$10,001
12/16	$9,690	$9,925	$10,194	$10,068
01/17	$9,731	$9,944	$10,241	$10,099
02/17	$9,818	$10,011	$10,365	$10,215
03/17	$9,789	$10,006	$10,341	$10,191
04/17	$9,878	$10,083	$10,453	$10,300
05/17	$9,968	$10,160	$10,569	$10,418
06/17	$9,998	$10,150	$10,598	$10,450
07/17	$10,078	$10,194	$10,683	$10,527
08/17	$10,119	$10,285	$10,753	$10,608
09/17	$10,129	$10,236	$10,752	$10,590
10/17	$10,170	$10,242	$10,795	$10,633
11/17	$10,150	$10,229	$10,777	$10,617
12/17	$10,230	$10,276	$10,865	$10,714
01/18	$10,162	$10,158	$10,787	$10,612
02/18	$9,983	$10,061	$10,623	$10,439
03/18	$9,986	$10,126	$10,636	$10,466
04/18	$9,899	$10,051	$10,563	$10,369
05/18	$9,934	$10,122	$10,610	$10,424
06/18	$9,887	$10,110	$10,564	$10,364
07/18	$9,982	$10,112	$10,656	$10,450
08/18	$10,017	$10,177	$10,712	$10,502
09/18	$10,000	$10,112	$10,689	$10,464
10/18	$9,843	$10,032	$10,530	$10,311
11/18	$9,787	$10,092	$10,501	$10,294
12/18	$9,846	$10,277	$10,598	$10,446
01/19	$10,128	$10,386	$10,883	$10,691
02/19	$10,163	$10,380	$10,930	$10,714
03/19	$10,387	$10,580	$11,179	$10,983
04/19	$10,486	$10,582	$11,254	$11,042
05/19	$10,567	$10,770	$11,370	$11,201
06/19	$10,874	$10,906	$11,648	$11,475
07/19	$10,933	$10,930	$11,712	$11,539
08/19	$11,220	$11,213	$12,033	$11,902
09/19	$11,162	$11,153	$11,972	$11,824
10/19	$11,208	$11,187	$12,038	$11,896
11/19	$11,253	$11,181	$12,068	$11,926
12/19	$11,331	$11,173	$12,139	$11,964
01/20	$11,524	$11,388	$12,381	$12,245
02/20	$11,599	$11,593	$12,493	$12,408
03/20	$10,832	$11,525	$11,521	$11,529
04/20	$11,545	$11,730	$12,100	$12,134
05/20	$11,727	$11,784	$12,343	$12,324
06/20	$11,931	$11,859	$12,566	$12,565
07/20	$12,348	$12,036	$13,003	$12,974
08/20	$12,199	$11,939	$12,870	$12,795
09/20	$12,136	$11,932	$12,819	$12,758
10/20	$12,127	$11,879	$12,808	$12,735
11/20	$12,503	$11,995	$13,188	$13,090
12/20	$12,580	$12,012	$13,274	$13,147
01/21	$12,421	$11,926	$13,136	$12,978
02/21	$12,237	$11,753	$12,950	$12,755
03/21	$12,065	$11,607	$12,764	$12,536
04/21	$12,176	$11,698	$12,905	$12,675
05/21	$12,253	$11,737	$12,995	$12,772
06/21	$12,453	$11,819	$13,202	$12,980
07/21	$12,597	$11,951	$13,362	$13,158
08/21	$12,571	$11,929	$13,339	$13,118
09/21	$12,443	$11,825	$13,220	$12,980
10/21	$12,463	$11,822	$13,245	$13,012
11/21	$12,436	$11,857	$13,231	$13,020
12/21	$12,461	$11,827	$13,260	$13,010
01/22	$12,027	$11,572	$12,826	$12,572
02/22	$11,779	$11,443	$12,591	$12,321
03/22	$11,533	$11,125	$12,303	$12,010
04/22	$10,863	$10,703	$11,664	$11,353
05/22	$11,006	$10,772	$11,762	$11,459
06/22	$10,571	$10,603	$11,362	$11,138
07/22	$11,001	$10,862	$11,778	$11,499
08/22	$10,673	$10,555	$11,441	$11,162
09/22	$10,106	$10,099	$10,862	$10,575
10/22	$10,125	$9,968	$10,813	$10,466
11/22	$10,611	$10,335	$11,320	$11,008
12/22	$10,523	$10,288	$11,265	$10,959
01/23	$10,977	$10,604	$11,714	$11,398
02/23	$10,632	$10,330	$11,375	$11,036
03/23	$10,969	$10,593	$11,663	$11,343
04/23	$11,026	$10,657	$11,756	$11,430
05/23	$10,867	$10,541	$11,594	$11,264
06/23	$10,950	$10,503	$11,663	$11,311
07/23	$10,999	$10,496	$11,722	$11,350
08/23	$10,924	$10,429	$11,650	$11,262
09/23	$10,627	$10,164	$11,365	$10,961
10/23	$10,430	$10,003	$11,163	$10,756
11/23	$11,052	$10,456	$11,807	$11,399
12/23	$11,502	$10,857	$12,307	$11,893
01/24	$11,491	$10,827	$12,289	$11,873
02/24	$11,352	$10,674	$12,137	$11,694
03/24	$11,480	$10,773	$12,292	$11,845
04/24	$11,216	$10,500	$12,008	$11,544
05/24	$11,422	$10,678	$12,219	$11,760
06/24	$11,487	$10,780	$12,302	$11,835
07/24	$11,745	$11,031	$12,587	$12,117
08/24	$11,928	$11,190	$12,786	$12,308
09/24	$12,122	$11,340	$13,010	$12,526
10/24	$11,855	$11,058	$12,730	$12,222
11/24	$11,999	$11,175	$12,897	$12,385
12/24	$11,794	$10,992	$12,676	$12,146
01/25	$11,863	$11,051	$12,762	$12,213
02/25	$12,072	$11,294	$12,996	$12,462
03/25	$12,024	$11,298	$12,943	$12,426
04/25	$12,015	$11,343	$12,940	$12,422
05/25	$12,033	$11,261	$12,971	$12,420
06/25	$12,262	$11,435	$13,213	$12,653
07/25	$12,268	$11,404	$13,228	$12,661
08/25	$12,380	$11,541	$13,367	$12,789
09/25	$12,545	$11,667	$13,553	$12,981
10/25	$12,591	$11,740	$13,601	$13,031
11/25	$12,662	$11,813	$13,687	$13,116
12/25	$12,627	$11,795	$13,677	$13,090
01/26	$12,659	$11,808	$13,708	$13,113
02/26	$12,797	$12,001	$13,862	$13,282
03/26	$12,569	$11,789	$13,604	$13,020
04/26	$12,629	$11,803	$13,691	$13,078

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	5.11	0.73	2.86
Class A (including sales charges)	0.15	(0.25)	2.36
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	5.80	1.19	3.19
Bloomberg U.S. Corporate Bond Index	5.29	0.63	2.72

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,906,268,582
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 9,091,622
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,906,268,582
Total number of portfolio holdings	739
Management services fees (represents 0.49% of Fund average net assets)	$9,091,622
Portfolio turnover for the reporting period	105%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	88.8%
Money Market Funds	6.5%
U.S. Treasury Obligations	3.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	2.1%
Principal Life Global Funding II 4.950% 11/27/2029	1.9%
U.S. Treasury 4.875% 08/15/2045	1.8%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.6%
Bank of America Corp. 1.922% 10/24/2031	1.2%
ERAC USA Finance LLC 4.600% 05/01/2028	1.2%
BAE Systems PLC 1.900% 02/15/2031	1.1%
Merck & Co., Inc. 4.750% 12/04/2035	1.1%
Morgan Stanley 5.900% 03/13/2047	1.1%
AT&T, Inc. 3.800% 12/01/2057	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.

Material Fund Change Name [Text Block]	On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000255091
Shareholder Report [Line Items]
Fund Name	Columbia Select Corporate Income Fund
Class Name	Class S
Trading Symbol	SRIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Security selection contributed positively to the Fund’s performance. The most notable contributor to alpha was exposure to a beverage company.

Industry allocation | Industry allocation effects were positive overall for the period. Most notable were overweight exposures to independent energy and aerospace and defense, as well as underweight allocations to media and entertainment and technology firms.

Top Performance Detractors

Industry allocation | Despite positive returns relative to the benchmark, underweight exposures to automotive and finance companies, as well as an overweight to cable and satellite, detracted from the Fund’s positive performance.

Security selection | Despite positive security selection contribution, overweights to a technology company and a packaged food retailer detracted from the Fund’s performance.

Credit allocation | The portfolio, on average, was underweight spread duration relative to the benchmark, which marginally detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Corporate Income Fund Class S ($13,609)	Bloomberg U.S. Aggregate Bond Index ($11,803)	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)	Bloomberg U.S. Corporate Bond Index ($13,078)
04/16	$10,000	$10,000	$10,000	$10,000
05/16	$9,975	$10,003	$10,003	$9,992
06/16	$10,161	$10,182	$10,211	$10,217
07/16	$10,307	$10,247	$10,376	$10,366
08/16	$10,402	$10,235	$10,428	$10,387
09/16	$10,384	$10,229	$10,417	$10,361
10/16	$10,326	$10,151	$10,349	$10,277
11/16	$10,095	$9,911	$10,107	$10,001
12/16	$10,181	$9,925	$10,194	$10,068
01/17	$10,227	$9,944	$10,241	$10,099
02/17	$10,330	$10,011	$10,365	$10,215
03/17	$10,303	$10,006	$10,341	$10,191
04/17	$10,398	$10,083	$10,453	$10,300
05/17	$10,495	$10,160	$10,569	$10,418
06/17	$10,529	$10,150	$10,598	$10,450
07/17	$10,615	$10,194	$10,683	$10,527
08/17	$10,661	$10,285	$10,753	$10,608
09/17	$10,674	$10,236	$10,752	$10,590
10/17	$10,719	$10,242	$10,795	$10,633
11/17	$10,700	$10,229	$10,777	$10,617
12/17	$10,787	$10,276	$10,865	$10,714
01/18	$10,717	$10,158	$10,787	$10,612
02/18	$10,530	$10,061	$10,623	$10,439
03/18	$10,525	$10,126	$10,636	$10,466
04/18	$10,446	$10,051	$10,563	$10,369
05/18	$10,485	$10,122	$10,610	$10,424
06/18	$10,427	$10,110	$10,564	$10,364
07/18	$10,541	$10,112	$10,656	$10,450
08/18	$10,569	$10,177	$10,712	$10,502
09/18	$10,564	$10,112	$10,689	$10,464
10/18	$10,400	$10,032	$10,530	$10,311
11/18	$10,332	$10,092	$10,501	$10,294
12/18	$10,407	$10,277	$10,598	$10,446
01/19	$10,708	$10,386	$10,883	$10,691
02/19	$10,747	$10,380	$10,930	$10,714
03/19	$10,986	$10,580	$11,179	$10,983
04/19	$11,093	$10,582	$11,254	$11,042
05/19	$11,182	$10,770	$11,370	$11,201
06/19	$11,498	$10,906	$11,648	$11,475
07/19	$11,573	$10,930	$11,712	$11,539
08/19	$11,868	$11,213	$12,033	$11,902
09/19	$11,820	$11,153	$11,972	$11,824
10/19	$11,872	$11,187	$12,038	$11,896
11/19	$11,922	$11,181	$12,068	$11,926
12/19	$11,996	$11,173	$12,139	$11,964
01/20	$12,214	$11,388	$12,381	$12,245
02/20	$12,296	$11,593	$12,493	$12,408
03/20	$11,486	$11,525	$11,521	$11,529
04/20	$12,244	$11,730	$12,100	$12,134
05/20	$12,440	$11,784	$12,343	$12,324
06/20	$12,658	$11,859	$12,566	$12,565
07/20	$13,104	$12,036	$13,003	$12,974
08/20	$12,948	$11,939	$12,870	$12,795
09/20	$12,873	$11,932	$12,819	$12,758
10/20	$12,877	$11,879	$12,808	$12,735
11/20	$13,280	$11,995	$13,188	$13,090
12/20	$13,363	$12,012	$13,274	$13,147
01/21	$13,197	$11,926	$13,136	$12,978
02/21	$13,004	$11,753	$12,950	$12,755
03/21	$12,825	$11,607	$12,764	$12,536
04/21	$12,945	$11,698	$12,905	$12,675
05/21	$13,030	$11,737	$12,995	$12,772
06/21	$13,245	$11,819	$13,202	$12,980
07/21	$13,401	$11,951	$13,362	$13,158
08/21	$13,377	$11,929	$13,339	$13,118
09/21	$13,242	$11,825	$13,220	$12,980
10/21	$13,267	$11,822	$13,245	$13,012
11/21	$13,241	$11,857	$13,231	$13,020
12/21	$13,271	$11,827	$13,260	$13,010
01/22	$12,811	$11,572	$12,826	$12,572
02/22	$12,549	$11,443	$12,591	$12,321
03/22	$12,289	$11,125	$12,303	$12,010
04/22	$11,578	$10,703	$11,664	$11,353
05/22	$11,733	$10,772	$11,762	$11,459
06/22	$11,272	$10,603	$11,362	$11,138
07/22	$11,732	$10,862	$11,778	$11,499
08/22	$11,385	$10,555	$11,441	$11,162
09/22	$10,783	$10,099	$10,862	$10,575
10/22	$10,805	$9,968	$10,813	$10,466
11/22	$11,313	$10,335	$11,320	$11,008
12/22	$11,234	$10,288	$11,265	$10,959
01/23	$11,721	$10,604	$11,714	$11,398
02/23	$11,356	$10,330	$11,375	$11,036
03/23	$11,718	$10,593	$11,663	$11,343
04/23	$11,782	$10,657	$11,756	$11,430
05/23	$11,614	$10,541	$11,594	$11,264
06/23	$11,705	$10,503	$11,663	$11,311
07/23	$11,759	$10,496	$11,722	$11,350
08/23	$11,682	$10,429	$11,650	$11,262
09/23	$11,367	$10,164	$11,365	$10,961
10/23	$11,158	$10,003	$11,163	$10,756
11/23	$11,826	$10,456	$11,807	$11,399
12/23	$12,311	$10,857	$12,307	$11,893
01/24	$12,301	$10,827	$12,289	$11,873
02/24	$12,155	$10,674	$12,137	$11,694
03/24	$12,295	$10,773	$12,292	$11,845
04/24	$12,014	$10,500	$12,008	$11,544
05/24	$12,237	$10,678	$12,219	$11,760
06/24	$12,309	$10,780	$12,302	$11,835
07/24	$12,589	$11,031	$12,587	$12,117
08/24	$12,787	$11,190	$12,786	$12,308
09/24	$12,999	$11,340	$13,010	$12,526
10/24	$12,713	$11,058	$12,730	$12,222
11/24	$12,871	$11,175	$12,897	$12,385
12/24	$12,654	$10,992	$12,676	$12,146
01/25	$12,730	$11,051	$12,762	$12,213
02/25	$12,957	$11,294	$12,996	$12,462
03/25	$12,908	$11,298	$12,943	$12,426
04/25	$12,901	$11,343	$12,940	$12,422
05/25	$12,923	$11,261	$12,971	$12,420
06/25	$13,172	$11,435	$13,213	$12,653
07/25	$13,181	$11,404	$13,228	$12,661
08/25	$13,305	$11,541	$13,367	$12,789
09/25	$13,484	$11,667	$13,553	$12,981
10/25	$13,536	$11,740	$13,601	$13,031
11/25	$13,616	$11,813	$13,687	$13,116
12/25	$13,581	$11,795	$13,677	$13,090
01/26	$13,618	$11,808	$13,708	$13,113
02/26	$13,769	$12,001	$13,862	$13,282
03/26	$13,527	$11,789	$13,604	$13,020
04/26	$13,609	$11,803	$13,691	$13,078

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	5.49	1.01	3.13
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	5.80	1.19	3.19
Bloomberg U.S. Corporate Bond Index	5.29	0.63	2.72

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,906,268,582
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 9,091,622
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,906,268,582
Total number of portfolio holdings	739
Management services fees (represents 0.49% of Fund average net assets)	$9,091,622
Portfolio turnover for the reporting period	105%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	88.8%
Money Market Funds	6.5%
U.S. Treasury Obligations	3.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	2.1%
Principal Life Global Funding II 4.950% 11/27/2029	1.9%
U.S. Treasury 4.875% 08/15/2045	1.8%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.6%
Bank of America Corp. 1.922% 10/24/2031	1.2%
ERAC USA Finance LLC 4.600% 05/01/2028	1.2%
BAE Systems PLC 1.900% 02/15/2031	1.1%
Merck & Co., Inc. 4.750% 12/04/2035	1.1%
Morgan Stanley 5.900% 03/13/2047	1.1%
AT&T, Inc. 3.800% 12/01/2057	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.

Material Fund Change Name [Text Block]	On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000122679
Shareholder Report [Line Items]
Fund Name	Columbia Select Corporate Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Security selection contributed positively to the Fund’s performance. The most notable contributor to alpha was exposure to a beverage company.

Industry allocation | Industry allocation effects were positive overall for the period. Most notable were overweight exposures to independent energy and aerospace and defense, as well as underweight allocations to media and entertainment and technology firms.

Top Performance Detractors

Industry allocation | Despite positive returns relative to the benchmark, underweight exposures to automotive and finance companies, as well as an overweight to cable and satellite, detracted from the Fund’s positive performance.

Security selection | Despite positive security selection contribution, overweights to a technology company and a packaged food retailer detracted from the Fund’s performance.

Credit allocation | The portfolio, on average, was underweight spread duration relative to the benchmark, which marginally detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Corporate Income Fund Institutional 2 Class ($13,753)	Bloomberg U.S. Aggregate Bond Index ($11,803)	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)	Bloomberg U.S. Corporate Bond Index ($13,078)
04/16	$10,000	$10,000	$10,000	$10,000
05/16	$9,986	$10,003	$10,003	$9,992
06/16	$10,163	$10,182	$10,211	$10,217
07/16	$10,320	$10,247	$10,376	$10,366
08/16	$10,406	$10,235	$10,428	$10,387
09/16	$10,389	$10,229	$10,417	$10,361
10/16	$10,342	$10,151	$10,349	$10,277
11/16	$10,112	$9,911	$10,107	$10,001
12/16	$10,199	$9,925	$10,194	$10,068
01/17	$10,245	$9,944	$10,241	$10,099
02/17	$10,350	$10,011	$10,365	$10,215
03/17	$10,323	$10,006	$10,341	$10,191
04/17	$10,409	$10,083	$10,453	$10,300
05/17	$10,507	$10,160	$10,569	$10,418
06/17	$10,543	$10,150	$10,598	$10,450
07/17	$10,630	$10,194	$10,683	$10,527
08/17	$10,687	$10,285	$10,753	$10,608
09/17	$10,691	$10,236	$10,752	$10,590
10/17	$10,737	$10,242	$10,795	$10,633
11/17	$10,719	$10,229	$10,777	$10,617
12/17	$10,807	$10,276	$10,865	$10,714
01/18	$10,737	$10,158	$10,787	$10,612
02/18	$10,561	$10,061	$10,623	$10,439
03/18	$10,557	$10,126	$10,636	$10,466
04/18	$10,479	$10,051	$10,563	$10,369
05/18	$10,507	$10,122	$10,610	$10,424
06/18	$10,461	$10,110	$10,564	$10,364
07/18	$10,575	$10,112	$10,656	$10,450
08/18	$10,604	$10,177	$10,712	$10,502
09/18	$10,590	$10,112	$10,689	$10,464
10/18	$10,426	$10,032	$10,530	$10,311
11/18	$10,369	$10,092	$10,501	$10,294
12/18	$10,434	$10,277	$10,598	$10,446
01/19	$10,737	$10,386	$10,883	$10,691
02/19	$10,789	$10,380	$10,930	$10,714
03/19	$11,029	$10,580	$11,179	$10,983
04/19	$11,138	$10,582	$11,254	$11,042
05/19	$11,227	$10,770	$11,370	$11,201
06/19	$11,546	$10,906	$11,648	$11,475
07/19	$11,622	$10,930	$11,712	$11,539
08/19	$11,920	$11,213	$12,033	$11,902
09/19	$11,872	$11,153	$11,972	$11,824
10/19	$11,925	$11,187	$12,038	$11,896
11/19	$11,966	$11,181	$12,068	$11,926
12/19	$12,052	$11,173	$12,139	$11,964
01/20	$12,273	$11,388	$12,381	$12,245
02/20	$12,345	$11,593	$12,493	$12,408
03/20	$11,531	$11,525	$11,521	$11,529
04/20	$12,295	$11,730	$12,100	$12,134
05/20	$12,504	$11,784	$12,343	$12,324
06/20	$12,725	$11,859	$12,566	$12,565
07/20	$13,174	$12,036	$13,003	$12,974
08/20	$13,008	$11,939	$12,870	$12,795
09/20	$12,944	$11,932	$12,819	$12,758
10/20	$12,939	$11,879	$12,808	$12,735
11/20	$13,345	$11,995	$13,188	$13,090
12/20	$13,430	$12,012	$13,274	$13,147
01/21	$13,264	$11,926	$13,136	$12,978
02/21	$13,070	$11,753	$12,950	$12,755
03/21	$12,903	$11,607	$12,764	$12,536
04/21	$13,025	$11,698	$12,905	$12,675
05/21	$13,111	$11,737	$12,995	$12,772
06/21	$13,329	$11,819	$13,202	$12,980
07/21	$13,487	$11,951	$13,362	$13,158
08/21	$13,463	$11,929	$13,339	$13,118
09/21	$13,329	$11,825	$13,220	$12,980
10/21	$13,342	$11,822	$13,245	$13,012
11/21	$13,318	$11,857	$13,231	$13,020
12/21	$13,349	$11,827	$13,260	$13,010
01/22	$12,899	$11,572	$12,826	$12,572
02/22	$12,636	$11,443	$12,591	$12,321
03/22	$12,362	$11,125	$12,303	$12,010
04/22	$11,659	$10,703	$11,664	$11,353
05/22	$11,804	$10,772	$11,762	$11,459
06/22	$11,352	$10,603	$11,362	$11,138
07/22	$11,817	$10,862	$11,778	$11,499
08/22	$11,455	$10,555	$11,441	$11,162
09/22	$10,862	$10,099	$10,862	$10,575
10/22	$10,885	$9,968	$10,813	$10,466
11/22	$11,398	$10,335	$11,320	$11,008
12/22	$11,320	$10,288	$11,265	$10,959
01/23	$11,812	$10,604	$11,714	$11,398
02/23	$11,444	$10,330	$11,375	$11,036
03/23	$11,797	$10,593	$11,663	$11,343
04/23	$11,876	$10,657	$11,756	$11,430
05/23	$11,707	$10,541	$11,594	$11,264
06/23	$11,801	$10,503	$11,663	$11,311
07/23	$11,856	$10,496	$11,722	$11,350
08/23	$11,766	$10,429	$11,650	$11,262
09/23	$11,462	$10,164	$11,365	$10,961
10/23	$11,253	$10,003	$11,163	$10,756
11/23	$11,929	$10,456	$11,807	$11,399
12/23	$12,419	$10,857	$12,307	$11,893
01/24	$12,411	$10,827	$12,289	$11,873
02/24	$12,251	$10,674	$12,137	$11,694
03/24	$12,407	$10,773	$12,292	$11,845
04/24	$12,125	$10,500	$12,008	$11,544
05/24	$12,338	$10,678	$12,219	$11,760
06/24	$12,426	$10,780	$12,302	$11,835
07/24	$12,709	$11,031	$12,587	$12,117
08/24	$12,911	$11,190	$12,786	$12,308
09/24	$13,126	$11,340	$13,010	$12,526
10/24	$12,840	$11,058	$12,730	$12,222
11/24	$13,001	$11,175	$12,897	$12,385
12/24	$12,768	$10,992	$12,676	$12,146
01/25	$12,847	$11,051	$12,762	$12,213
02/25	$13,092	$11,294	$12,996	$12,462
03/25	$13,043	$11,298	$12,943	$12,426
04/25	$13,038	$11,343	$12,940	$12,422
05/25	$13,062	$11,261	$12,971	$12,420
06/25	$13,315	$11,435	$13,213	$12,653
07/25	$13,325	$11,404	$13,228	$12,661
08/25	$13,452	$11,541	$13,367	$12,789
09/25	$13,634	$11,667	$13,553	$12,981
10/25	$13,688	$11,740	$13,601	$13,031
11/25	$13,770	$11,813	$13,687	$13,116
12/25	$13,735	$11,795	$13,677	$13,090
01/26	$13,775	$11,808	$13,708	$13,113
02/26	$13,928	$12,001	$13,862	$13,282
03/26	$13,684	$11,789	$13,604	$13,020
04/26	$13,753	$11,803	$13,691	$13,078

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.49	1.09	3.24
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	5.80	1.19	3.19
Bloomberg U.S. Corporate Bond Index	5.29	0.63	2.72

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,906,268,582
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 9,091,622
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,906,268,582
Total number of portfolio holdings	739
Management services fees (represents 0.49% of Fund average net assets)	$9,091,622
Portfolio turnover for the reporting period	105%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	88.8%
Money Market Funds	6.5%
U.S. Treasury Obligations	3.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	2.1%
Principal Life Global Funding II 4.950% 11/27/2029	1.9%
U.S. Treasury 4.875% 08/15/2045	1.8%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.6%
Bank of America Corp. 1.922% 10/24/2031	1.2%
ERAC USA Finance LLC 4.600% 05/01/2028	1.2%
BAE Systems PLC 1.900% 02/15/2031	1.1%
Merck & Co., Inc. 4.750% 12/04/2035	1.1%
Morgan Stanley 5.900% 03/13/2047	1.1%
AT&T, Inc. 3.800% 12/01/2057	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.

Material Fund Change Name [Text Block]	On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000122677
Shareholder Report [Line Items]
Fund Name	Columbia Select Corporate Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CRIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Security selection contributed positively to the Fund’s performance. The most notable contributor to alpha was exposure to a beverage company.

Industry allocation | Industry allocation effects were positive overall for the period. Most notable were overweight exposures to independent energy and aerospace and defense, as well as underweight allocations to media and entertainment and technology firms.

Top Performance Detractors

Industry allocation | Despite positive returns relative to the benchmark, underweight exposures to automotive and finance companies, as well as an overweight to cable and satellite, detracted from the Fund’s positive performance.

Security selection | Despite positive security selection contribution, overweights to a technology company and a packaged food retailer detracted from the Fund’s performance.

Credit allocation | The portfolio, on average, was underweight spread duration relative to the benchmark, which marginally detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Corporate Income Fund Institutional 3 Class ($13,807)	Bloomberg U.S. Aggregate Bond Index ($11,803)	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)	Bloomberg U.S. Corporate Bond Index ($13,078)
04/16	$10,000	$10,000	$10,000	$10,000
05/16	$9,977	$10,003	$10,003	$9,992
06/16	$10,164	$10,182	$10,211	$10,217
07/16	$10,311	$10,247	$10,376	$10,366
08/16	$10,407	$10,235	$10,428	$10,387
09/16	$10,390	$10,229	$10,417	$10,361
10/16	$10,334	$10,151	$10,349	$10,277
11/16	$10,105	$9,911	$10,107	$10,001
12/16	$10,192	$9,925	$10,194	$10,068
01/17	$10,239	$9,944	$10,241	$10,099
02/17	$10,344	$10,011	$10,365	$10,215
03/17	$10,318	$10,006	$10,341	$10,191
04/17	$10,414	$10,083	$10,453	$10,300
05/17	$10,513	$10,160	$10,569	$10,418
06/17	$10,548	$10,150	$10,598	$10,450
07/17	$10,636	$10,194	$10,683	$10,527
08/17	$10,683	$10,285	$10,753	$10,608
09/17	$10,687	$10,236	$10,752	$10,590
10/17	$10,744	$10,242	$10,795	$10,633
11/17	$10,717	$10,229	$10,777	$10,617
12/17	$10,815	$10,276	$10,865	$10,714
01/18	$10,747	$10,158	$10,787	$10,612
02/18	$10,561	$10,061	$10,623	$10,439
03/18	$10,557	$10,126	$10,636	$10,466
04/18	$10,479	$10,051	$10,563	$10,369
05/18	$10,519	$10,122	$10,610	$10,424
06/18	$10,463	$10,110	$10,564	$10,364
07/18	$10,578	$10,112	$10,656	$10,450
08/18	$10,607	$10,177	$10,712	$10,502
09/18	$10,604	$10,112	$10,689	$10,464
10/18	$10,430	$10,032	$10,530	$10,311
11/18	$10,374	$10,092	$10,501	$10,294
12/18	$10,439	$10,277	$10,598	$10,446
01/19	$10,753	$10,386	$10,883	$10,691
02/19	$10,794	$10,380	$10,930	$10,714
03/19	$11,035	$10,580	$11,179	$10,983
04/19	$11,144	$10,582	$11,254	$11,042
05/19	$11,234	$10,770	$11,370	$11,201
06/19	$11,553	$10,906	$11,648	$11,475
07/19	$11,630	$10,930	$11,712	$11,539
08/19	$11,928	$11,213	$12,033	$11,902
09/19	$11,881	$11,153	$11,972	$11,824
10/19	$11,935	$11,187	$12,038	$11,896
11/19	$11,976	$11,181	$12,068	$11,926
12/19	$12,063	$11,173	$12,139	$11,964
01/20	$12,284	$11,388	$12,381	$12,245
02/20	$12,357	$11,593	$12,493	$12,408
03/20	$11,543	$11,525	$11,521	$11,529
04/20	$12,308	$11,730	$12,100	$12,134
05/20	$12,518	$11,784	$12,343	$12,324
06/20	$12,739	$11,859	$12,566	$12,565
07/20	$13,189	$12,036	$13,003	$12,974
08/20	$13,035	$11,939	$12,870	$12,795
09/20	$12,960	$11,932	$12,819	$12,758
10/20	$12,955	$11,879	$12,808	$12,735
11/20	$13,362	$11,995	$13,188	$13,090
12/20	$13,448	$12,012	$13,274	$13,147
01/21	$13,283	$11,926	$13,136	$12,978
02/21	$13,089	$11,753	$12,950	$12,755
03/21	$12,923	$11,607	$12,764	$12,536
04/21	$13,045	$11,698	$12,905	$12,675
05/21	$13,132	$11,737	$12,995	$12,772
06/21	$13,351	$11,819	$13,202	$12,980
07/21	$13,509	$11,951	$13,362	$13,158
08/21	$13,486	$11,929	$13,339	$13,118
09/21	$13,352	$11,825	$13,220	$12,980
10/21	$13,366	$11,822	$13,245	$13,012
11/21	$13,343	$11,857	$13,231	$13,020
12/21	$13,374	$11,827	$13,260	$13,010
01/22	$12,924	$11,572	$12,826	$12,572
02/22	$12,661	$11,443	$12,591	$12,321
03/22	$12,388	$11,125	$12,303	$12,010
04/22	$11,684	$10,703	$11,664	$11,353
05/22	$11,830	$10,772	$11,762	$11,459
06/22	$11,378	$10,603	$11,362	$11,138
07/22	$11,845	$10,862	$11,778	$11,499
08/22	$11,483	$10,555	$11,441	$11,162
09/22	$10,889	$10,099	$10,862	$10,575
10/22	$10,900	$9,968	$10,813	$10,466
11/22	$11,427	$10,335	$11,320	$11,008
12/22	$11,349	$10,288	$11,265	$10,959
01/23	$11,843	$10,604	$11,714	$11,398
02/23	$11,475	$10,330	$11,375	$11,036
03/23	$11,829	$10,593	$11,663	$11,343
04/23	$11,895	$10,657	$11,756	$11,430
05/23	$11,740	$10,541	$11,594	$11,264
06/23	$11,821	$10,503	$11,663	$11,311
07/23	$11,877	$10,496	$11,722	$11,350
08/23	$11,800	$10,429	$11,650	$11,262
09/23	$11,496	$10,164	$11,365	$10,961
10/23	$11,287	$10,003	$11,163	$10,756
11/23	$11,951	$10,456	$11,807	$11,399
12/23	$12,457	$10,857	$12,307	$11,893
01/24	$12,449	$10,827	$12,289	$11,873
02/24	$12,290	$10,674	$12,137	$11,694
03/24	$12,433	$10,773	$12,292	$11,845
04/24	$12,164	$10,500	$12,008	$11,544
05/24	$12,378	$10,678	$12,219	$11,760
06/24	$12,467	$10,780	$12,302	$11,835
07/24	$12,738	$11,031	$12,587	$12,117
08/24	$12,940	$11,190	$12,786	$12,308
09/24	$13,157	$11,340	$13,010	$12,526
10/24	$12,870	$11,058	$12,730	$12,222
11/24	$13,045	$11,175	$12,897	$12,385
12/24	$12,813	$10,992	$12,676	$12,146
01/25	$12,892	$11,051	$12,762	$12,213
02/25	$13,124	$11,294	$12,996	$12,462
03/25	$13,076	$11,298	$12,943	$12,426
04/25	$13,070	$11,343	$12,940	$12,422
05/25	$13,094	$11,261	$12,971	$12,420
06/25	$13,349	$11,435	$13,213	$12,653
07/25	$13,360	$11,404	$13,228	$12,661
08/25	$13,487	$11,541	$13,367	$12,789
09/25	$13,685	$11,667	$13,553	$12,981
10/25	$13,724	$11,740	$13,601	$13,031
11/25	$13,806	$11,813	$13,687	$13,116
12/25	$13,772	$11,795	$13,677	$13,090
01/26	$13,827	$11,808	$13,708	$13,113
02/26	$13,982	$12,001	$13,862	$13,282
03/26	$13,737	$11,789	$13,604	$13,020
04/26	$13,807	$11,803	$13,691	$13,078

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	5.64	1.14	3.28
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	5.80	1.19	3.19
Bloomberg U.S. Corporate Bond Index	5.29	0.63	2.72

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,906,268,582
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 9,091,622
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,906,268,582
Total number of portfolio holdings	739
Management services fees (represents 0.49% of Fund average net assets)	$9,091,622
Portfolio turnover for the reporting period	105%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	88.8%
Money Market Funds	6.5%
U.S. Treasury Obligations	3.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	2.1%
Principal Life Global Funding II 4.950% 11/27/2029	1.9%
U.S. Treasury 4.875% 08/15/2045	1.8%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.6%
Bank of America Corp. 1.922% 10/24/2031	1.2%
ERAC USA Finance LLC 4.600% 05/01/2028	1.2%
BAE Systems PLC 1.900% 02/15/2031	1.1%
Merck & Co., Inc. 4.750% 12/04/2035	1.1%
Morgan Stanley 5.900% 03/13/2047	1.1%
AT&T, Inc. 3.800% 12/01/2057	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.

Material Fund Change Name [Text Block]	On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000032982
Shareholder Report [Line Items]
Fund Name	Columbia Select Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	SRINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Security selection contributed positively to the Fund’s performance. The most notable contributor to alpha was exposure to a beverage company.

Industry allocation | Industry allocation effects were positive overall for the period. Most notable were overweight exposures to independent energy and aerospace and defense, as well as underweight allocations to media and entertainment and technology firms.

Top Performance Detractors

Industry allocation | Despite positive returns relative to the benchmark, underweight exposures to automotive and finance companies, as well as an overweight to cable and satellite, detracted from the Fund’s positive performance.

Security selection | Despite positive security selection contribution, overweights to a technology company and a packaged food retailer detracted from the Fund’s performance.

Credit allocation | The portfolio, on average, was underweight spread duration relative to the benchmark, which marginally detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Corporate Income Fund Institutional Class ($13,610)	Bloomberg U.S. Aggregate Bond Index ($11,803)	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)	Bloomberg U.S. Corporate Bond Index ($13,078)
04/16	$10,000	$10,000	$10,000	$10,000
05/16	$9,975	$10,003	$10,003	$9,992
06/16	$10,161	$10,182	$10,211	$10,217
07/16	$10,307	$10,247	$10,376	$10,366
08/16	$10,402	$10,235	$10,428	$10,387
09/16	$10,384	$10,229	$10,417	$10,361
10/16	$10,326	$10,151	$10,349	$10,277
11/16	$10,095	$9,911	$10,107	$10,001
12/16	$10,181	$9,925	$10,194	$10,068
01/17	$10,227	$9,944	$10,241	$10,099
02/17	$10,330	$10,011	$10,365	$10,215
03/17	$10,303	$10,006	$10,341	$10,191
04/17	$10,398	$10,083	$10,453	$10,300
05/17	$10,495	$10,160	$10,569	$10,418
06/17	$10,529	$10,150	$10,598	$10,450
07/17	$10,615	$10,194	$10,683	$10,527
08/17	$10,661	$10,285	$10,753	$10,608
09/17	$10,674	$10,236	$10,752	$10,590
10/17	$10,719	$10,242	$10,795	$10,633
11/17	$10,700	$10,229	$10,777	$10,617
12/17	$10,787	$10,276	$10,865	$10,714
01/18	$10,717	$10,158	$10,787	$10,612
02/18	$10,530	$10,061	$10,623	$10,439
03/18	$10,525	$10,126	$10,636	$10,466
04/18	$10,446	$10,051	$10,563	$10,369
05/18	$10,485	$10,122	$10,610	$10,424
06/18	$10,427	$10,110	$10,564	$10,364
07/18	$10,541	$10,112	$10,656	$10,450
08/18	$10,569	$10,177	$10,712	$10,502
09/18	$10,564	$10,112	$10,689	$10,464
10/18	$10,400	$10,032	$10,530	$10,311
11/18	$10,332	$10,092	$10,501	$10,294
12/18	$10,407	$10,277	$10,598	$10,446
01/19	$10,708	$10,386	$10,883	$10,691
02/19	$10,747	$10,380	$10,930	$10,714
03/19	$10,986	$10,580	$11,179	$10,983
04/19	$11,093	$10,582	$11,254	$11,042
05/19	$11,182	$10,770	$11,370	$11,201
06/19	$11,498	$10,906	$11,648	$11,475
07/19	$11,573	$10,930	$11,712	$11,539
08/19	$11,868	$11,213	$12,033	$11,902
09/19	$11,820	$11,153	$11,972	$11,824
10/19	$11,872	$11,187	$12,038	$11,896
11/19	$11,922	$11,181	$12,068	$11,926
12/19	$11,996	$11,173	$12,139	$11,964
01/20	$12,214	$11,388	$12,381	$12,245
02/20	$12,296	$11,593	$12,493	$12,408
03/20	$11,486	$11,525	$11,521	$11,529
04/20	$12,244	$11,730	$12,100	$12,134
05/20	$12,440	$11,784	$12,343	$12,324
06/20	$12,658	$11,859	$12,566	$12,565
07/20	$13,104	$12,036	$13,003	$12,974
08/20	$12,948	$11,939	$12,870	$12,795
09/20	$12,873	$11,932	$12,819	$12,758
10/20	$12,877	$11,879	$12,808	$12,735
11/20	$13,280	$11,995	$13,188	$13,090
12/20	$13,363	$12,012	$13,274	$13,147
01/21	$13,197	$11,926	$13,136	$12,978
02/21	$13,004	$11,753	$12,950	$12,755
03/21	$12,825	$11,607	$12,764	$12,536
04/21	$12,945	$11,698	$12,905	$12,675
05/21	$13,030	$11,737	$12,995	$12,772
06/21	$13,245	$11,819	$13,202	$12,980
07/21	$13,401	$11,951	$13,362	$13,158
08/21	$13,377	$11,929	$13,339	$13,118
09/21	$13,242	$11,825	$13,220	$12,980
10/21	$13,267	$11,822	$13,245	$13,012
11/21	$13,241	$11,857	$13,231	$13,020
12/21	$13,271	$11,827	$13,260	$13,010
01/22	$12,811	$11,572	$12,826	$12,572
02/22	$12,549	$11,443	$12,591	$12,321
03/22	$12,289	$11,125	$12,303	$12,010
04/22	$11,578	$10,703	$11,664	$11,353
05/22	$11,733	$10,772	$11,762	$11,459
06/22	$11,272	$10,603	$11,362	$11,138
07/22	$11,732	$10,862	$11,778	$11,499
08/22	$11,385	$10,555	$11,441	$11,162
09/22	$10,783	$10,099	$10,862	$10,575
10/22	$10,805	$9,968	$10,813	$10,466
11/22	$11,313	$10,335	$11,320	$11,008
12/22	$11,234	$10,288	$11,265	$10,959
01/23	$11,721	$10,604	$11,714	$11,398
02/23	$11,356	$10,330	$11,375	$11,036
03/23	$11,718	$10,593	$11,663	$11,343
04/23	$11,782	$10,657	$11,756	$11,430
05/23	$11,614	$10,541	$11,594	$11,264
06/23	$11,705	$10,503	$11,663	$11,311
07/23	$11,759	$10,496	$11,722	$11,350
08/23	$11,682	$10,429	$11,650	$11,262
09/23	$11,367	$10,164	$11,365	$10,961
10/23	$11,158	$10,003	$11,163	$10,756
11/23	$11,826	$10,456	$11,807	$11,399
12/23	$12,311	$10,857	$12,307	$11,893
01/24	$12,301	$10,827	$12,289	$11,873
02/24	$12,155	$10,674	$12,137	$11,694
03/24	$12,295	$10,773	$12,292	$11,845
04/24	$12,014	$10,500	$12,008	$11,544
05/24	$12,237	$10,678	$12,219	$11,760
06/24	$12,309	$10,780	$12,302	$11,835
07/24	$12,589	$11,031	$12,587	$12,117
08/24	$12,787	$11,190	$12,786	$12,308
09/24	$12,999	$11,340	$13,010	$12,526
10/24	$12,714	$11,058	$12,730	$12,222
11/24	$12,872	$11,175	$12,897	$12,385
12/24	$12,655	$10,992	$12,676	$12,146
01/25	$12,731	$11,051	$12,762	$12,213
02/25	$12,958	$11,294	$12,996	$12,462
03/25	$12,909	$11,298	$12,943	$12,426
04/25	$12,902	$11,343	$12,940	$12,422
05/25	$12,924	$11,261	$12,971	$12,420
06/25	$13,173	$11,435	$13,213	$12,653
07/25	$13,182	$11,404	$13,228	$12,661
08/25	$13,306	$11,541	$13,367	$12,789
09/25	$13,485	$11,667	$13,553	$12,981
10/25	$13,537	$11,740	$13,601	$13,031
11/25	$13,617	$11,813	$13,687	$13,116
12/25	$13,582	$11,795	$13,677	$13,090
01/26	$13,620	$11,808	$13,708	$13,113
02/26	$13,771	$12,001	$13,862	$13,282
03/26	$13,529	$11,789	$13,604	$13,020
04/26	$13,610	$11,803	$13,691	$13,078

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	5.49	1.01	3.13
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	5.80	1.19	3.19
Bloomberg U.S. Corporate Bond Index	5.29	0.63	2.72

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,906,268,582
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 9,091,622
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,906,268,582
Total number of portfolio holdings	739
Management services fees (represents 0.49% of Fund average net assets)	$9,091,622
Portfolio turnover for the reporting period	105%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	88.8%
Money Market Funds	6.5%
U.S. Treasury Obligations	3.7%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	2.1%
Principal Life Global Funding II 4.950% 11/27/2029	1.9%
U.S. Treasury 4.875% 08/15/2045	1.8%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.6%
Bank of America Corp. 1.922% 10/24/2031	1.2%
ERAC USA Finance LLC 4.600% 05/01/2028	1.2%
BAE Systems PLC 1.900% 02/15/2031	1.1%
Merck & Co., Inc. 4.750% 12/04/2035	1.1%
Morgan Stanley 5.900% 03/13/2047	1.1%
AT&T, Inc. 3.800% 12/01/2057	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.

Material Fund Change Name [Text Block]	On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000033005
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Class A
Trading Symbol	CSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$145	1.19%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value Discovery Fund Class A (including sales charges) ($28,017)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$9,424	$10,000	$10,000
05/16	$9,482	$10,179	$10,183
06/16	$9,273	$10,200	$10,214
07/16	$9,846	$10,605	$10,765
08/16	$10,242	$10,632	$11,033
09/16	$10,350	$10,648	$11,120
10/16	$9,887	$10,418	$10,754
11/16	$11,309	$10,884	$12,182
12/16	$11,782	$11,097	$12,685
01/17	$11,782	$11,305	$12,594
02/17	$11,931	$11,726	$12,777
03/17	$11,899	$11,734	$12,668
04/17	$11,876	$11,858	$12,718
05/17	$11,560	$11,980	$12,322
06/17	$12,094	$12,088	$12,753
07/17	$12,336	$12,316	$12,834
08/17	$12,060	$12,339	$12,518
09/17	$13,024	$12,640	$13,405
10/17	$13,107	$12,916	$13,422
11/17	$13,529	$13,308	$13,811
12/17	$13,421	$13,441	$13,679
01/18	$13,540	$14,150	$13,848
02/18	$12,801	$13,628	$13,155
03/18	$12,846	$13,355	$13,318
04/18	$13,068	$13,406	$13,549
05/18	$13,745	$13,784	$14,337
06/18	$13,883	$13,874	$14,424
07/18	$14,008	$14,335	$14,678
08/18	$14,293	$14,838	$15,028
09/18	$13,752	$14,863	$14,655
10/18	$12,416	$13,768	$13,343
11/18	$12,557	$14,044	$13,558
12/18	$10,963	$12,737	$11,919
01/19	$12,349	$13,830	$13,223
02/19	$12,819	$14,316	$13,737
03/19	$12,321	$14,526	$13,341
04/19	$12,757	$15,106	$13,846
05/19	$11,489	$14,128	$12,715
06/19	$12,346	$15,120	$13,524
07/19	$12,382	$15,345	$13,546
08/19	$11,395	$15,032	$12,790
09/19	$12,131	$15,296	$13,447
10/19	$12,300	$15,625	$13,773
11/19	$12,684	$16,219	$14,095
12/19	$13,260	$16,688	$14,589
01/20	$12,377	$16,669	$13,802
02/20	$11,096	$15,305	$12,461
03/20	$8,479	$13,200	$9,386
04/20	$9,735	$14,948	$10,544
05/20	$10,126	$15,748	$10,847
06/20	$10,458	$16,108	$11,161
07/20	$10,502	$17,022	$11,391
08/20	$11,194	$18,255	$12,005
09/20	$10,716	$17,591	$11,446
10/20	$11,147	$17,211	$11,855
11/20	$13,289	$19,305	$14,144
12/20	$14,298	$20,173	$15,265
01/21	$14,669	$20,084	$16,068
02/21	$16,562	$20,711	$17,577
03/21	$17,453	$21,454	$18,496
04/21	$17,941	$22,560	$18,870
05/21	$18,574	$22,663	$19,457
06/21	$18,102	$23,222	$19,339
07/21	$17,607	$23,614	$18,647
08/21	$18,000	$24,288	$19,146
09/21	$17,804	$23,198	$18,763
10/21	$18,386	$24,767	$19,478
11/21	$17,747	$24,390	$18,813
12/21	$18,409	$25,350	$19,580
01/22	$17,655	$23,859	$18,438
02/22	$18,063	$23,258	$18,744
03/22	$18,080	$24,012	$19,110
04/22	$16,875	$21,857	$17,627
05/22	$17,156	$21,828	$17,966
06/22	$15,435	$20,002	$16,191
07/22	$16,955	$21,878	$17,758
08/22	$16,539	$21,062	$17,197
09/22	$14,940	$19,109	$15,444
10/22	$16,740	$20,676	$17,389
11/22	$17,489	$21,755	$17,920
12/22	$16,785	$20,481	$16,744
01/23	$18,617	$21,892	$18,342
02/23	$18,265	$21,380	$17,919
03/23	$17,061	$21,952	$16,634
04/23	$16,723	$22,186	$16,219
05/23	$16,376	$22,272	$15,900
06/23	$18,069	$23,793	$17,163
07/23	$19,263	$24,646	$18,459
08/23	$18,811	$24,170	$17,571
09/23	$17,733	$23,019	$16,656
10/23	$16,687	$22,408	$15,662
11/23	$18,154	$24,498	$17,072
12/23	$20,370	$25,797	$19,197
01/24	$19,523	$26,083	$18,325
02/24	$20,104	$27,495	$18,924
03/24	$21,170	$28,382	$19,754
04/24	$19,790	$27,133	$18,495
05/24	$20,903	$28,415	$19,360
06/24	$20,175	$29,295	$19,034
07/24	$22,088	$29,839	$21,353
08/24	$21,535	$30,489	$20,952
09/24	$21,679	$31,120	$20,966
10/24	$21,321	$30,891	$20,638
11/24	$23,721	$32,946	$22,628
12/24	$22,130	$31,939	$20,743
01/25	$22,746	$32,947	$21,169
02/25	$21,524	$32,316	$20,359
03/25	$20,414	$30,431	$19,137
04/25	$19,589	$30,227	$18,368
05/25	$20,714	$32,143	$19,140
06/25	$21,661	$33,776	$20,087
07/25	$22,009	$34,520	$20,442
08/25	$23,867	$35,318	$22,173
09/25	$24,335	$36,537	$22,619
10/25	$24,167	$37,320	$22,676
11/25	$25,004	$37,423	$23,313
12/25	$25,362	$37,415	$23,355
01/26	$26,666	$37,996	$24,957
02/26	$26,865	$37,815	$25,438
03/26	$25,531	$35,935	$24,513
04/26	$28,017	$39,601	$26,880

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	43.03	9.32	11.51
Class A (including sales charges)	34.79	8.04	10.85
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,211,976,094
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 14,484,082
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000033007
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Class C
Trading Symbol	CSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$235	1.94%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value Discovery Fund Class C (including sales charges) ($27,572)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,053	$10,179	$10,183
06/16	$9,825	$10,200	$10,214
07/16	$10,427	$10,605	$10,765
08/16	$10,840	$10,632	$11,033
09/16	$10,945	$10,648	$11,120
10/16	$10,451	$10,418	$10,754
11/16	$11,948	$10,884	$12,182
12/16	$12,438	$11,097	$12,685
01/17	$12,429	$11,305	$12,594
02/17	$12,580	$11,726	$12,777
03/17	$12,538	$11,734	$12,668
04/17	$12,505	$11,858	$12,718
05/17	$12,161	$11,980	$12,322
06/17	$12,719	$12,088	$12,753
07/17	$12,964	$12,316	$12,834
08/17	$12,669	$12,339	$12,518
09/17	$13,672	$12,640	$13,405
10/17	$13,750	$12,916	$13,422
11/17	$14,180	$13,308	$13,811
12/17	$14,062	$13,441	$13,679
01/18	$14,176	$14,150	$13,848
02/18	$13,397	$13,628	$13,155
03/18	$13,432	$13,355	$13,318
04/18	$13,660	$13,406	$13,549
05/18	$14,354	$13,784	$14,337
06/18	$14,487	$13,874	$14,424
07/18	$14,610	$14,335	$14,678
08/18	$14,897	$14,838	$15,028
09/18	$14,323	$14,863	$14,655
10/18	$12,925	$13,768	$13,343
11/18	$13,063	$14,044	$13,558
12/18	$11,400	$12,737	$11,919
01/19	$12,833	$13,830	$13,223
02/19	$13,313	$14,316	$13,737
03/19	$12,789	$14,526	$13,341
04/19	$13,229	$15,106	$13,846
05/19	$11,908	$14,128	$12,715
06/19	$12,790	$15,120	$13,524
07/19	$12,819	$15,345	$13,546
08/19	$11,790	$15,032	$12,790
09/19	$12,544	$15,296	$13,447
10/19	$12,708	$15,625	$13,773
11/19	$13,094	$16,219	$14,095
12/19	$13,683	$16,688	$14,589
01/20	$12,766	$16,669	$13,802
02/20	$11,438	$15,305	$12,461
03/20	$8,736	$13,200	$9,386
04/20	$10,023	$14,948	$10,544
05/20	$10,416	$15,748	$10,847
06/20	$10,752	$16,108	$11,161
07/20	$10,787	$17,022	$11,391
08/20	$11,493	$18,255	$12,005
09/20	$10,993	$17,591	$11,446
10/20	$11,428	$17,211	$11,855
11/20	$13,617	$19,305	$14,144
12/20	$14,641	$20,173	$15,265
01/21	$15,018	$20,084	$16,068
02/21	$16,942	$20,711	$17,577
03/21	$17,843	$21,454	$18,496
04/21	$18,331	$22,560	$18,870
05/21	$18,967	$22,663	$19,457
06/21	$18,471	$23,222	$19,339
07/21	$17,952	$23,614	$18,647
08/21	$18,340	$24,288	$19,146
09/21	$18,133	$23,198	$18,763
10/21	$18,715	$24,767	$19,478
11/21	$18,052	$24,390	$18,813
12/21	$18,714	$25,350	$19,580
01/22	$17,934	$23,859	$18,438
02/22	$18,338	$23,258	$18,744
03/22	$18,346	$24,012	$19,110
04/22	$17,111	$21,857	$17,627
05/22	$17,385	$21,828	$17,966
06/22	$15,631	$20,002	$16,191
07/22	$17,155	$21,878	$17,758
08/22	$16,730	$21,062	$17,197
09/22	$15,101	$19,109	$15,444
10/22	$16,906	$20,676	$17,389
11/22	$17,653	$21,755	$17,920
12/22	$16,930	$20,481	$16,744
01/23	$18,768	$21,892	$18,342
02/23	$18,407	$21,380	$17,919
03/23	$17,179	$21,952	$16,634
04/23	$16,834	$22,186	$16,219
05/23	$16,465	$22,272	$15,900
06/23	$18,163	$23,793	$17,163
07/23	$19,346	$24,646	$18,459
08/23	$18,883	$24,170	$17,571
09/23	$17,790	$23,019	$16,656
10/23	$16,730	$22,408	$15,662
11/23	$18,187	$24,498	$17,072
12/23	$20,401	$25,797	$19,197
01/24	$19,534	$26,083	$18,325
02/24	$20,105	$27,495	$18,924
03/24	$21,157	$28,382	$19,754
04/24	$19,764	$27,133	$18,495
05/24	$20,862	$28,415	$19,360
06/24	$20,124	$29,295	$19,034
07/24	$22,020	$29,839	$21,353
08/24	$21,455	$30,489	$20,952
09/24	$21,586	$31,120	$20,966
10/24	$21,213	$30,891	$20,638
11/24	$23,584	$32,946	$22,628
12/24	$21,998	$31,939	$20,743
01/25	$22,584	$32,947	$21,169
02/25	$21,360	$32,316	$20,359
03/25	$20,252	$30,431	$19,137
04/25	$19,416	$30,227	$18,368
05/25	$20,524	$32,143	$19,140
06/25	$21,445	$33,776	$20,087
07/25	$21,780	$34,520	$20,442
08/25	$23,596	$35,318	$22,173
09/25	$24,052	$36,537	$22,619
10/25	$23,863	$37,320	$22,676
11/25	$24,676	$37,423	$23,313
12/25	$25,013	$37,415	$23,355
01/26	$26,285	$37,996	$24,957
02/26	$26,467	$37,815	$25,438
03/26	$25,139	$35,935	$24,513
04/26	$27,572	$39,601	$26,880

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	42.01	8.51	10.67
Class C (including sales charges)	41.01	8.51	10.67
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,211,976,094
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 14,484,082
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000094701
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Class R
Trading Symbol	CSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$175	1.44%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value Discovery Fund Class R ($28,985)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,059	$10,179	$10,183
06/16	$9,834	$10,200	$10,214
07/16	$10,442	$10,605	$10,765
08/16	$10,859	$10,632	$11,033
09/16	$10,970	$10,648	$11,120
10/16	$10,479	$10,418	$10,754
11/16	$11,984	$10,884	$12,182
12/16	$12,480	$11,097	$12,685
01/17	$12,477	$11,305	$12,594
02/17	$12,634	$11,726	$12,777
03/17	$12,598	$11,734	$12,668
04/17	$12,571	$11,858	$12,718
05/17	$12,230	$11,980	$12,322
06/17	$12,795	$12,088	$12,753
07/17	$13,045	$12,316	$12,834
08/17	$12,753	$12,339	$12,518
09/17	$13,770	$12,640	$13,405
10/17	$13,857	$12,916	$13,422
11/17	$14,298	$13,308	$13,811
12/17	$14,179	$13,441	$13,679
01/18	$14,305	$14,150	$13,848
02/18	$13,523	$13,628	$13,155
03/18	$13,564	$13,355	$13,318
04/18	$13,799	$13,406	$13,549
05/18	$14,509	$13,784	$14,337
06/18	$14,651	$13,874	$14,424
07/18	$14,779	$14,335	$14,678
08/18	$15,078	$14,838	$15,028
09/18	$14,502	$14,863	$14,655
10/18	$13,091	$13,768	$13,343
11/18	$13,237	$14,044	$13,558
12/18	$11,554	$12,737	$11,919
01/19	$13,015	$13,830	$13,223
02/19	$13,508	$14,316	$13,737
03/19	$12,978	$14,526	$13,341
04/19	$13,431	$15,106	$13,846
05/19	$12,095	$14,128	$12,715
06/19	$12,994	$15,120	$13,524
07/19	$13,031	$15,345	$13,546
08/19	$11,988	$15,032	$12,790
09/19	$12,762	$15,296	$13,447
10/19	$12,937	$15,625	$13,773
11/19	$13,335	$16,219	$14,095
12/19	$13,942	$16,688	$14,589
01/20	$13,011	$16,669	$13,802
02/20	$11,660	$15,305	$12,461
03/20	$8,912	$13,200	$9,386
04/20	$10,225	$14,948	$10,544
05/20	$10,633	$15,748	$10,847
06/20	$10,981	$16,108	$11,161
07/20	$11,023	$17,022	$11,391
08/20	$11,752	$18,255	$12,005
09/20	$11,244	$17,591	$11,446
10/20	$11,691	$17,211	$11,855
11/20	$13,938	$19,305	$14,144
12/20	$14,994	$20,173	$15,265
01/21	$15,381	$20,084	$16,068
02/21	$17,357	$20,711	$17,577
03/21	$18,292	$21,454	$18,496
04/21	$18,798	$22,560	$18,870
05/21	$19,456	$22,663	$19,457
06/21	$18,957	$23,222	$19,339
07/21	$18,436	$23,614	$18,647
08/21	$18,842	$24,288	$19,146
09/21	$18,635	$23,198	$18,763
10/21	$19,240	$24,767	$19,478
11/21	$18,568	$24,390	$18,813
12/21	$19,256	$25,350	$19,580
01/22	$18,462	$23,859	$18,438
02/22	$18,887	$23,258	$18,744
03/22	$18,900	$24,012	$19,110
04/22	$17,638	$21,857	$17,627
05/22	$17,924	$21,828	$17,966
06/22	$16,123	$20,002	$16,191
07/22	$17,708	$21,878	$17,758
08/22	$17,270	$21,062	$17,197
09/22	$15,598	$19,109	$15,444
10/22	$17,468	$20,676	$17,389
11/22	$18,247	$21,755	$17,920
12/22	$17,515	$20,481	$16,744
01/23	$19,420	$21,892	$18,342
02/23	$19,051	$21,380	$17,919
03/23	$17,791	$21,952	$16,634
04/23	$17,436	$22,186	$16,219
05/23	$17,067	$22,272	$15,900
06/23	$18,828	$23,793	$17,163
07/23	$20,067	$24,646	$18,459
08/23	$19,593	$24,170	$17,571
09/23	$18,466	$23,019	$16,656
10/23	$17,372	$22,408	$15,662
11/23	$18,893	$24,498	$17,072
12/23	$21,200	$25,797	$19,197
01/24	$20,317	$26,083	$18,325
02/24	$20,916	$27,495	$18,924
03/24	$22,019	$28,382	$19,754
04/24	$20,576	$27,133	$18,495
05/24	$21,734	$28,415	$19,360
06/24	$20,971	$29,295	$19,034
07/24	$22,956	$29,839	$21,353
08/24	$22,371	$30,489	$20,952
09/24	$22,522	$31,120	$20,966
10/24	$22,141	$30,891	$20,638
11/24	$24,627	$32,946	$22,628
12/24	$22,975	$31,939	$20,743
01/25	$23,605	$32,947	$21,169
02/25	$22,335	$32,316	$20,359
03/25	$21,178	$30,431	$19,137
04/25	$20,319	$30,227	$18,368
05/25	$21,482	$32,143	$19,140
06/25	$22,458	$33,776	$20,087
07/25	$22,816	$34,520	$20,442
08/25	$24,733	$35,318	$22,173
09/25	$25,212	$36,537	$22,619
10/25	$25,036	$37,320	$22,676
11/25	$25,895	$37,423	$23,313
12/25	$26,263	$37,415	$23,355
01/26	$27,608	$37,996	$24,957
02/26	$27,810	$37,815	$25,438
03/26	$26,422	$35,935	$24,513
04/26	$28,985	$39,601	$26,880

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	42.64	9.05	11.23
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,211,976,094
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 14,484,082
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000255093
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Class S
Trading Symbol	CSCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$114	0.94%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value Discovery Fund Class S ($29,845)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,061	$10,179	$10,183
06/16	$9,839	$10,200	$10,214
07/16	$10,448	$10,605	$10,765
08/16	$10,868	$10,632	$11,033
09/16	$10,982	$10,648	$11,120
10/16	$10,491	$10,418	$10,754
11/16	$12,000	$10,884	$12,182
12/16	$12,502	$11,097	$12,685
01/17	$12,502	$11,305	$12,594
02/17	$12,659	$11,726	$12,777
03/17	$12,626	$11,734	$12,668
04/17	$12,602	$11,858	$12,718
05/17	$12,265	$11,980	$12,322
06/17	$12,833	$12,088	$12,753
07/17	$13,089	$12,316	$12,834
08/17	$12,797	$12,339	$12,518
09/17	$13,820	$12,640	$13,405
10/17	$13,907	$12,916	$13,422
11/17	$14,355	$13,308	$13,811
12/17	$14,241	$13,441	$13,679
01/18	$14,367	$14,150	$13,848
02/18	$13,583	$13,628	$13,155
03/18	$13,631	$13,355	$13,318
04/18	$13,866	$13,406	$13,549
05/18	$14,585	$13,784	$14,337
06/18	$14,731	$13,874	$14,424
07/18	$14,863	$14,335	$14,678
08/18	$15,166	$14,838	$15,028
09/18	$14,591	$14,863	$14,655
10/18	$13,174	$13,768	$13,343
11/18	$13,324	$14,044	$13,558
12/18	$11,632	$12,737	$11,919
01/19	$13,103	$13,830	$13,223
02/19	$13,602	$14,316	$13,737
03/19	$13,074	$14,526	$13,341
04/19	$13,536	$15,106	$13,846
05/19	$12,190	$14,128	$12,715
06/19	$13,100	$15,120	$13,524
07/19	$13,138	$15,345	$13,546
08/19	$12,091	$15,032	$12,790
09/19	$12,872	$15,296	$13,447
10/19	$13,051	$15,625	$13,773
11/19	$13,458	$16,219	$14,095
12/19	$14,070	$16,688	$14,589
01/20	$13,133	$16,669	$13,802
02/20	$11,773	$15,305	$12,461
03/20	$8,997	$13,200	$9,386
04/20	$10,330	$14,948	$10,544
05/20	$10,744	$15,748	$10,847
06/20	$11,097	$16,108	$11,161
07/20	$11,143	$17,022	$11,391
08/20	$11,878	$18,255	$12,005
09/20	$11,370	$17,591	$11,446
10/20	$11,828	$17,211	$11,855
11/20	$14,101	$19,305	$14,144
12/20	$15,171	$20,173	$15,265
01/21	$15,565	$20,084	$16,068
02/21	$17,573	$20,711	$17,577
03/21	$18,519	$21,454	$18,496
04/21	$19,036	$22,560	$18,870
05/21	$19,708	$22,663	$19,457
06/21	$19,208	$23,222	$19,339
07/21	$18,682	$23,614	$18,647
08/21	$19,100	$24,288	$19,146
09/21	$18,891	$23,198	$18,763
10/21	$19,509	$24,767	$19,478
11/21	$18,831	$24,390	$18,813
12/21	$19,534	$25,350	$19,580
01/22	$18,733	$23,859	$18,438
02/22	$19,166	$23,258	$18,744
03/22	$19,184	$24,012	$19,110
04/22	$17,906	$21,857	$17,627
05/22	$18,203	$21,828	$17,966
06/22	$16,378	$20,002	$16,191
07/22	$17,990	$21,878	$17,758
08/22	$17,549	$21,062	$17,197
09/22	$15,853	$19,109	$15,444
10/22	$17,762	$20,676	$17,389
11/22	$18,557	$21,755	$17,920
12/22	$17,810	$20,481	$16,744
01/23	$19,754	$21,892	$18,342
02/23	$19,381	$21,380	$17,919
03/23	$18,103	$21,952	$16,634
04/23	$17,744	$22,186	$16,219
05/23	$17,376	$22,272	$15,900
06/23	$19,172	$23,793	$17,163
07/23	$20,439	$24,646	$18,459
08/23	$19,960	$24,170	$17,571
09/23	$18,816	$23,019	$16,656
10/23	$17,706	$22,408	$15,662
11/23	$19,262	$24,498	$17,072
12/23	$21,614	$25,797	$19,197
01/24	$20,715	$26,083	$18,325
02/24	$21,331	$27,495	$18,924
03/24	$22,463	$28,382	$19,754
04/24	$20,998	$27,133	$18,495
05/24	$22,180	$28,415	$19,360
06/24	$21,407	$29,295	$19,034
07/24	$23,437	$29,839	$21,353
08/24	$22,850	$30,489	$20,952
09/24	$23,003	$31,120	$20,966
10/24	$22,628	$30,891	$20,638
11/24	$25,180	$32,946	$22,628
12/24	$23,498	$31,939	$20,743
01/25	$24,152	$32,947	$21,169
02/25	$22,861	$32,316	$20,359
03/25	$21,685	$30,431	$19,137
04/25	$20,815	$30,227	$18,368
05/25	$22,019	$32,143	$19,140
06/25	$23,031	$33,776	$20,087
07/25	$23,403	$34,520	$20,442
08/25	$25,382	$35,318	$22,173
09/25	$25,886	$36,537	$22,619
10/25	$25,712	$37,320	$22,676
11/25	$26,607	$37,423	$23,313
12/25	$26,996	$37,415	$23,355
01/26	$28,392	$37,996	$24,957
02/26	$28,608	$37,815	$25,438
03/26	$27,191	$35,935	$24,513
04/26	$29,845	$39,601	$26,880

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	43.39	9.41	11.55
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,211,976,094
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 14,484,082
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000122683
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Institutional 2 Class
Trading Symbol	CUURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$104	0.85%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value Discovery Fund Institutional 2 Class ($30,820)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,065	$10,179	$10,183
06/16	$9,843	$10,200	$10,214
07/16	$10,457	$10,605	$10,765
08/16	$10,882	$10,632	$11,033
09/16	$11,000	$10,648	$11,120
10/16	$10,511	$10,418	$10,754
11/16	$12,028	$10,884	$12,182
12/16	$12,534	$11,097	$12,685
01/17	$12,540	$11,305	$12,594
02/17	$12,702	$11,726	$12,777
03/17	$12,672	$11,734	$12,668
04/17	$12,650	$11,858	$12,718
05/17	$12,316	$11,980	$12,322
06/17	$12,891	$12,088	$12,753
07/17	$13,150	$12,316	$12,834
08/17	$12,863	$12,339	$12,518
09/17	$13,896	$12,640	$13,405
10/17	$13,988	$12,916	$13,422
11/17	$14,441	$13,308	$13,811
12/17	$14,330	$13,441	$13,679
01/18	$14,462	$14,150	$13,848
02/18	$13,679	$13,628	$13,155
03/18	$13,730	$13,355	$13,318
04/18	$13,973	$13,406	$13,549
05/18	$14,702	$13,784	$14,337
06/18	$14,854	$13,874	$14,424
07/18	$14,992	$14,335	$14,678
08/18	$15,301	$14,838	$15,028
09/18	$14,726	$14,863	$14,655
10/18	$13,301	$13,768	$13,343
11/18	$13,457	$14,044	$13,558
12/18	$11,752	$12,737	$11,919
01/19	$13,244	$13,830	$13,223
02/19	$13,751	$14,316	$13,737
03/19	$13,218	$14,526	$13,341
04/19	$13,693	$15,106	$13,846
05/19	$12,333	$14,128	$12,715
06/19	$13,261	$15,120	$13,524
07/19	$13,304	$15,345	$13,546
08/19	$12,246	$15,032	$12,790
09/19	$13,042	$15,296	$13,447
10/19	$13,228	$15,625	$13,773
11/19	$13,642	$16,219	$14,095
12/19	$14,269	$16,688	$14,589
01/20	$13,323	$16,669	$13,802
02/20	$11,948	$15,305	$12,461
03/20	$9,135	$13,200	$9,386
04/20	$10,489	$14,948	$10,544
05/20	$10,911	$15,748	$10,847
06/20	$11,272	$16,108	$11,161
07/20	$11,326	$17,022	$11,391
08/20	$12,077	$18,255	$12,005
09/20	$11,560	$17,591	$11,446
10/20	$12,033	$17,211	$11,855
11/20	$14,347	$19,305	$14,144
12/20	$15,444	$20,173	$15,265
01/21	$15,852	$20,084	$16,068
02/21	$17,899	$20,711	$17,577
03/21	$18,870	$21,454	$18,496
04/21	$19,402	$22,560	$18,870
05/21	$20,093	$22,663	$19,457
06/21	$19,590	$23,222	$19,339
07/21	$19,056	$23,614	$18,647
08/21	$19,485	$24,288	$19,146
09/21	$19,283	$23,198	$18,763
10/21	$19,917	$24,767	$19,478
11/21	$19,234	$24,390	$18,813
12/21	$19,955	$25,350	$19,580
01/22	$19,143	$23,859	$18,438
02/22	$19,590	$23,258	$18,744
03/22	$19,617	$24,012	$19,110
04/22	$18,315	$21,857	$17,627
05/22	$18,620	$21,828	$17,966
06/22	$16,757	$20,002	$16,191
07/22	$18,414	$21,878	$17,758
08/22	$17,967	$21,062	$17,197
09/22	$16,235	$19,109	$15,444
10/22	$18,193	$20,676	$17,389
11/22	$19,015	$21,755	$17,920
12/22	$18,256	$20,481	$16,744
01/23	$20,255	$21,892	$18,342
02/23	$19,877	$21,380	$17,919
03/23	$18,573	$21,952	$16,634
04/23	$18,208	$22,186	$16,219
05/23	$17,834	$22,272	$15,900
06/23	$19,688	$23,793	$17,163
07/23	$20,992	$24,646	$18,459
08/23	$20,503	$24,170	$17,571
09/23	$19,337	$23,019	$16,656
10/23	$18,198	$22,408	$15,662
11/23	$19,805	$24,498	$17,072
12/23	$22,228	$25,797	$19,197
01/24	$21,312	$26,083	$18,325
02/24	$21,956	$27,495	$18,924
03/24	$23,127	$28,382	$19,754
04/24	$21,619	$27,133	$18,495
05/24	$22,846	$28,415	$19,360
06/24	$22,054	$29,295	$19,034
07/24	$24,155	$29,839	$21,353
08/24	$23,553	$30,489	$20,952
09/24	$23,721	$31,120	$20,966
10/24	$23,337	$30,891	$20,638
11/24	$25,967	$32,946	$22,628
12/24	$24,234	$31,939	$20,743
01/25	$24,916	$32,947	$21,169
02/25	$23,580	$32,316	$20,359
03/25	$22,371	$30,431	$19,137
04/25	$21,473	$30,227	$18,368
05/25	$22,714	$32,143	$19,140
06/25	$23,762	$33,776	$20,087
07/25	$24,152	$34,520	$20,442
08/25	$26,192	$35,318	$22,173
09/25	$26,716	$36,537	$22,619
10/25	$26,540	$37,320	$22,676
11/25	$27,467	$37,423	$23,313
12/25	$27,864	$37,415	$23,355
01/26	$29,309	$37,996	$24,957
02/26	$29,537	$37,815	$25,438
03/26	$28,076	$35,935	$24,513
04/26	$30,820	$39,601	$26,880

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	43.53	9.70	11.91
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,211,976,094
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 14,484,082
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000078991
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Institutional 3 Class
Trading Symbol	CSVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$99	0.81%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value Discovery Fund Institutional 3 Class ($30,969)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,066	$10,179	$10,183
06/16	$9,844	$10,200	$10,214
07/16	$10,458	$10,605	$10,765
08/16	$10,884	$10,632	$11,033
09/16	$11,002	$10,648	$11,120
10/16	$10,513	$10,418	$10,754
11/16	$12,031	$10,884	$12,182
12/16	$12,538	$11,097	$12,685
01/17	$12,544	$11,305	$12,594
02/17	$12,707	$11,726	$12,777
03/17	$12,676	$11,734	$12,668
04/17	$12,657	$11,858	$12,718
05/17	$12,323	$11,980	$12,322
06/17	$12,898	$12,088	$12,753
07/17	$13,160	$12,316	$12,834
08/17	$12,871	$12,339	$12,518
09/17	$13,906	$12,640	$13,405
10/17	$13,998	$12,916	$13,422
11/17	$14,453	$13,308	$13,811
12/17	$14,340	$13,441	$13,679
01/18	$14,475	$14,150	$13,848
02/18	$13,691	$13,628	$13,155
03/18	$13,743	$13,355	$13,318
04/18	$13,986	$13,406	$13,549
05/18	$14,715	$13,784	$14,337
06/18	$14,866	$13,874	$14,424
07/18	$15,007	$14,335	$14,678
08/18	$15,318	$14,838	$15,028
09/18	$14,743	$14,863	$14,655
10/18	$13,316	$13,768	$13,343
11/18	$13,472	$14,044	$13,558
12/18	$11,768	$12,737	$11,919
01/19	$13,262	$13,830	$13,223
02/19	$13,770	$14,316	$13,737
03/19	$13,239	$14,526	$13,341
04/19	$13,710	$15,106	$13,846
05/19	$12,352	$14,128	$12,715
06/19	$13,279	$15,120	$13,524
07/19	$13,324	$15,345	$13,546
08/19	$12,267	$15,032	$12,790
09/19	$13,064	$15,296	$13,447
10/19	$13,249	$15,625	$13,773
11/19	$13,664	$16,219	$14,095
12/19	$14,294	$16,688	$14,589
01/20	$13,347	$16,669	$13,802
02/20	$11,970	$15,305	$12,461
03/20	$9,150	$13,200	$9,386
04/20	$10,510	$14,948	$10,544
05/20	$10,934	$15,748	$10,847
06/20	$11,297	$16,108	$11,161
07/20	$11,349	$17,022	$11,391
08/20	$12,105	$18,255	$12,005
09/20	$11,587	$17,591	$11,446
10/20	$12,056	$17,211	$11,855
11/20	$14,380	$19,305	$14,144
12/20	$15,479	$20,173	$15,265
01/21	$15,888	$20,084	$16,068
02/21	$17,940	$20,711	$17,577
03/21	$18,913	$21,454	$18,496
04/21	$19,447	$22,560	$18,870
05/21	$20,142	$22,663	$19,457
06/21	$19,636	$23,222	$19,339
07/21	$19,104	$23,614	$18,647
08/21	$19,539	$24,288	$19,146
09/21	$19,331	$23,198	$18,763
10/21	$19,970	$24,767	$19,478
11/21	$19,284	$24,390	$18,813
12/21	$20,012	$25,350	$19,580
01/22	$19,196	$23,859	$18,438
02/22	$19,647	$23,258	$18,744
03/22	$19,670	$24,012	$19,110
04/22	$18,367	$21,857	$17,627
05/22	$18,678	$21,828	$17,966
06/22	$16,808	$20,002	$16,191
07/22	$18,470	$21,878	$17,758
08/22	$18,024	$21,062	$17,197
09/22	$16,288	$19,109	$15,444
10/22	$18,253	$20,676	$17,389
11/22	$19,076	$21,755	$17,920
12/22	$18,316	$20,481	$16,744
01/23	$20,320	$21,892	$18,342
02/23	$19,946	$21,380	$17,919
03/23	$18,633	$21,952	$16,634
04/23	$18,270	$22,186	$16,219
05/23	$17,896	$22,272	$15,900
06/23	$19,757	$23,793	$17,163
07/23	$21,067	$24,646	$18,459
08/23	$20,577	$24,170	$17,571
09/23	$19,406	$23,019	$16,656
10/23	$18,268	$22,408	$15,662
11/23	$19,878	$24,498	$17,072
12/23	$22,313	$25,797	$19,197
01/24	$21,397	$26,083	$18,325
02/24	$22,039	$27,495	$18,924
03/24	$23,216	$28,382	$19,754
04/24	$21,707	$27,133	$18,495
05/24	$22,937	$28,415	$19,360
06/24	$22,141	$29,295	$19,034
07/24	$24,252	$29,839	$21,353
08/24	$23,649	$30,489	$20,952
09/24	$23,819	$31,120	$20,966
10/24	$23,433	$30,891	$20,638
11/24	$26,077	$32,946	$22,628
12/24	$24,337	$31,939	$20,743
01/25	$25,023	$32,947	$21,169
02/25	$23,684	$32,316	$20,359
03/25	$22,467	$30,431	$19,137
04/25	$21,570	$30,227	$18,368
05/25	$22,815	$32,143	$19,140
06/25	$23,868	$33,776	$20,087
07/25	$24,259	$34,520	$20,442
08/25	$26,314	$35,318	$22,173
09/25	$26,841	$36,537	$22,619
10/25	$26,662	$37,320	$22,676
11/25	$27,595	$37,423	$23,313
12/25	$27,998	$37,415	$23,355
01/26	$29,446	$37,996	$24,957
02/26	$29,679	$37,815	$25,438
03/26	$28,214	$35,935	$24,513
04/26	$30,969	$39,601	$26,880

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	43.57	9.75	11.97
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,211,976,094
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 14,484,082
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000033008
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Discovery Fund
Class Name	Institutional Class
Trading Symbol	CSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$114	0.94%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value Discovery Fund Institutional Class ($30,477)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,064	$10,179	$10,183
06/16	$9,840	$10,200	$10,214
07/16	$10,453	$10,605	$10,765
08/16	$10,875	$10,632	$11,033
09/16	$10,992	$10,648	$11,120
10/16	$10,503	$10,418	$10,754
11/16	$12,017	$10,884	$12,182
12/16	$12,522	$11,097	$12,685
01/17	$12,525	$11,305	$12,594
02/17	$12,685	$11,726	$12,777
03/17	$12,655	$11,734	$12,668
04/17	$12,633	$11,858	$12,718
05/17	$12,296	$11,980	$12,322
06/17	$12,869	$12,088	$12,753
07/17	$13,128	$12,316	$12,834
08/17	$12,836	$12,339	$12,518
09/17	$13,867	$12,640	$13,405
10/17	$13,958	$12,916	$13,422
11/17	$14,409	$13,308	$13,811
12/17	$14,297	$13,441	$13,679
01/18	$14,429	$14,150	$13,848
02/18	$13,644	$13,628	$13,155
03/18	$13,693	$13,355	$13,318
04/18	$13,936	$13,406	$13,549
05/18	$14,657	$13,784	$14,337
06/18	$14,808	$13,874	$14,424
07/18	$14,943	$14,335	$14,678
08/18	$15,251	$14,838	$15,028
09/18	$14,676	$14,863	$14,655
10/18	$13,256	$13,768	$13,343
11/18	$13,410	$14,044	$13,558
12/18	$11,710	$12,737	$11,919
01/19	$13,194	$13,830	$13,223
02/19	$13,698	$14,316	$13,737
03/19	$13,167	$14,526	$13,341
04/19	$13,635	$15,106	$13,846
05/19	$12,281	$14,128	$12,715
06/19	$13,201	$15,120	$13,524
07/19	$13,246	$15,345	$13,546
08/19	$12,192	$15,032	$12,790
09/19	$12,980	$15,296	$13,447
10/19	$13,164	$15,625	$13,773
11/19	$13,576	$16,219	$14,095
12/19	$14,200	$16,688	$14,589
01/20	$13,254	$16,669	$13,802
02/20	$11,885	$15,305	$12,461
03/20	$9,085	$13,200	$9,386
04/20	$10,433	$14,948	$10,544
05/20	$10,853	$15,748	$10,847
06/20	$11,209	$16,108	$11,161
07/20	$11,261	$17,022	$11,391
08/20	$12,006	$18,255	$12,005
09/20	$11,492	$17,591	$11,446
10/20	$11,958	$17,211	$11,855
11/20	$14,261	$19,305	$14,144
12/20	$15,347	$20,173	$15,265
01/21	$15,749	$20,084	$16,068
02/21	$17,783	$20,711	$17,577
03/21	$18,746	$21,454	$18,496
04/21	$19,272	$22,560	$18,870
05/21	$19,958	$22,663	$19,457
06/21	$19,455	$23,222	$19,339
07/21	$18,928	$23,614	$18,647
08/21	$19,351	$24,288	$19,146
09/21	$19,146	$23,198	$18,763
10/21	$19,777	$24,767	$19,478
11/21	$19,096	$24,390	$18,813
12/21	$19,811	$25,350	$19,580
01/22	$19,004	$23,859	$18,438
02/22	$19,446	$23,258	$18,744
03/22	$19,469	$24,012	$19,110
04/22	$18,174	$21,857	$17,627
05/22	$18,481	$21,828	$17,966
06/22	$16,627	$20,002	$16,191
07/22	$18,269	$21,878	$17,758
08/22	$17,823	$21,062	$17,197
09/22	$16,108	$19,109	$15,444
10/22	$18,048	$20,676	$17,389
11/22	$18,861	$21,755	$17,920
12/22	$18,106	$20,481	$16,744
01/23	$20,088	$21,892	$18,342
02/23	$19,715	$21,380	$17,919
03/23	$18,414	$21,952	$16,634
04/23	$18,057	$22,186	$16,219
05/23	$17,684	$22,272	$15,900
06/23	$19,518	$23,793	$17,163
07/23	$20,810	$24,646	$18,459
08/23	$20,323	$24,170	$17,571
09/23	$19,164	$23,019	$16,656
10/23	$18,038	$22,408	$15,662
11/23	$19,626	$24,498	$17,072
12/23	$22,029	$25,797	$19,197
01/24	$21,117	$26,083	$18,325
02/24	$21,751	$27,495	$18,924
03/24	$22,910	$28,382	$19,754
04/24	$21,416	$27,133	$18,495
05/24	$22,628	$28,415	$19,360
06/24	$21,843	$29,295	$19,034
07/24	$23,922	$29,839	$21,353
08/24	$23,327	$30,489	$20,952
09/24	$23,487	$31,120	$20,966
10/24	$23,107	$30,891	$20,638
11/24	$25,708	$32,946	$22,628
12/24	$23,992	$31,939	$20,743
01/25	$24,665	$32,947	$21,169
02/25	$23,342	$32,316	$20,359
03/25	$22,145	$30,431	$19,137
04/25	$21,252	$30,227	$18,368
05/25	$22,482	$32,143	$19,140
06/25	$23,515	$33,776	$20,087
07/25	$23,900	$34,520	$20,442
08/25	$25,915	$35,318	$22,173
09/25	$26,435	$36,537	$22,619
10/25	$26,257	$37,320	$22,676
11/25	$27,171	$37,423	$23,313
12/25	$27,563	$37,415	$23,355
01/26	$28,988	$37,996	$24,957
02/26	$29,209	$37,815	$25,438
03/26	$27,768	$35,935	$24,513
04/26	$30,477	$39,601	$26,880

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	43.41	9.60	11.79
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,211,976,094
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 14,484,082
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Material Fund Change Name [Text Block]	Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000032983
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class A
Trading Symbol	LIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Bond Fund Class A (including sales charges) ($12,163)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$9,705	$10,000
05/16	$9,717	$10,003
06/16	$9,863	$10,182
07/16	$9,968	$10,247
08/16	$10,000	$10,235
09/16	$9,988	$10,229
10/16	$9,944	$10,151
11/16	$9,722	$9,911
12/16	$9,757	$9,925
01/17	$9,802	$9,944
02/17	$9,863	$10,011
03/17	$9,872	$10,006
04/17	$9,935	$10,083
05/17	$10,011	$10,160
06/17	$10,009	$10,150
07/17	$10,065	$10,194
08/17	$10,132	$10,285
09/17	$10,089	$10,236
10/17	$10,098	$10,242
11/17	$10,064	$10,229
12/17	$10,106	$10,276
01/18	$10,036	$10,158
02/18	$9,942	$10,061
03/18	$9,994	$10,126
04/18	$9,943	$10,051
05/18	$10,027	$10,122
06/18	$10,010	$10,110
07/18	$10,016	$10,112
08/18	$10,081	$10,177
09/18	$10,023	$10,112
10/18	$9,911	$10,032
11/18	$9,964	$10,092
12/18	$10,118	$10,277
01/19	$10,280	$10,386
02/19	$10,283	$10,380
03/19	$10,481	$10,580
04/19	$10,485	$10,582
05/19	$10,662	$10,770
06/19	$10,816	$10,906
07/19	$10,855	$10,930
08/19	$11,057	$11,213
09/19	$11,003	$11,153
10/19	$11,057	$11,187
11/19	$11,038	$11,181
12/19	$11,033	$11,173
01/20	$11,248	$11,388
02/20	$11,424	$11,593
03/20	$10,757	$11,525
04/20	$11,150	$11,730
05/20	$11,438	$11,784
06/20	$11,729	$11,859
07/20	$12,020	$12,036
08/20	$11,996	$11,939
09/20	$11,991	$11,932
10/20	$11,991	$11,879
11/20	$12,259	$11,995
12/20	$12,360	$12,012
01/21	$12,373	$11,926
02/21	$12,302	$11,753
03/21	$12,214	$11,607
04/21	$12,306	$11,698
05/21	$12,346	$11,737
06/21	$12,429	$11,819
07/21	$12,519	$11,951
08/21	$12,507	$11,929
09/21	$12,393	$11,825
10/21	$12,353	$11,822
11/21	$12,348	$11,857
12/21	$12,359	$11,827
01/22	$12,074	$11,572
02/22	$11,889	$11,443
03/22	$11,497	$11,125
04/22	$10,986	$10,703
05/22	$10,973	$10,772
06/22	$10,658	$10,603
07/22	$10,981	$10,862
08/22	$10,684	$10,555
09/22	$10,039	$10,099
10/22	$9,768	$9,968
11/22	$10,189	$10,335
12/22	$10,173	$10,288
01/23	$10,613	$10,604
02/23	$10,320	$10,330
03/23	$10,565	$10,593
04/23	$10,627	$10,657
05/23	$10,468	$10,541
06/23	$10,442	$10,503
07/23	$10,459	$10,496
08/23	$10,388	$10,429
09/23	$10,138	$10,164
10/23	$9,947	$10,003
11/23	$10,481	$10,456
12/23	$10,952	$10,857
01/24	$10,949	$10,827
02/24	$10,776	$10,674
03/24	$10,870	$10,773
04/24	$10,555	$10,500
05/24	$10,762	$10,678
06/24	$10,917	$10,780
07/24	$11,217	$11,031
08/24	$11,441	$11,190
09/24	$11,610	$11,340
10/24	$11,258	$11,058
11/24	$11,394	$11,175
12/24	$11,167	$10,992
01/25	$11,238	$11,051
02/25	$11,532	$11,294
03/25	$11,521	$11,298
04/25	$11,644	$11,343
05/25	$11,553	$11,261
06/25	$11,782	$11,435
07/25	$11,721	$11,404
08/25	$11,905	$11,541
09/25	$12,012	$11,667
10/25	$12,082	$11,740
11/25	$12,163	$11,813
12/25	$12,129	$11,795
01/26	$12,131	$11,808
02/26	$12,367	$12,001
03/26	$12,115	$11,789
04/26	$12,163	$11,803

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	4.46	(0.23)	2.28
Class A (including sales charges)	1.32	(0.84)	1.98
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,152,583,318
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 14,208,602
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Material Fund Change [Text Block]
C000032985
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class C
Trading Symbol	LIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Bond Fund Class C (including sales charges) ($11,630)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,006	$10,003
06/16	$10,151	$10,182
07/16	$10,252	$10,247
08/16	$10,278	$10,235
09/16	$10,260	$10,229
10/16	$10,208	$10,151
11/16	$9,974	$9,911
12/16	$10,003	$9,925
01/17	$10,043	$9,944
02/17	$10,100	$10,011
03/17	$10,103	$10,006
04/17	$10,161	$10,083
05/17	$10,232	$10,160
06/17	$10,224	$10,150
07/17	$10,275	$10,194
08/17	$10,337	$10,285
09/17	$10,286	$10,236
10/17	$10,289	$10,242
11/17	$10,248	$10,229
12/17	$10,284	$10,276
01/18	$10,206	$10,158
02/18	$10,105	$10,061
03/18	$10,151	$10,126
04/18	$10,093	$10,051
05/18	$10,172	$10,122
06/18	$10,149	$10,110
07/18	$10,149	$10,112
08/18	$10,208	$10,177
09/18	$10,143	$10,112
10/18	$10,022	$10,032
11/18	$10,070	$10,092
12/18	$10,219	$10,277
01/19	$10,376	$10,386
02/19	$10,373	$10,380
03/19	$10,567	$10,580
04/19	$10,564	$10,582
05/19	$10,735	$10,770
06/19	$10,884	$10,906
07/19	$10,916	$10,930
08/19	$11,112	$11,213
09/19	$11,051	$11,153
10/19	$11,098	$11,187
11/19	$11,073	$11,181
12/19	$11,072	$11,173
01/20	$11,269	$11,388
02/20	$11,438	$11,593
03/20	$10,764	$11,525
04/20	$11,150	$11,730
05/20	$11,431	$11,784
06/20	$11,715	$11,859
07/20	$11,998	$12,036
08/20	$11,967	$11,939
09/20	$11,957	$11,932
10/20	$11,950	$11,879
11/20	$12,206	$11,995
12/20	$12,302	$12,012
01/21	$12,304	$11,926
02/21	$12,226	$11,753
03/21	$12,134	$11,607
04/21	$12,218	$11,698
05/21	$12,247	$11,737
06/21	$12,325	$11,819
07/21	$12,403	$11,951
08/21	$12,386	$11,929
09/21	$12,263	$11,825
10/21	$12,216	$11,822
11/21	$12,206	$11,857
12/21	$12,206	$11,827
01/22	$11,920	$11,572
02/22	$11,727	$11,443
03/22	$11,333	$11,125
04/22	$10,823	$10,703
05/22	$10,806	$10,772
06/22	$10,490	$10,603
07/22	$10,798	$10,862
08/22	$10,499	$10,555
09/22	$9,858	$10,099
10/22	$9,587	$9,968
11/22	$9,997	$10,335
12/22	$9,972	$10,288
01/23	$10,396	$10,604
02/23	$10,107	$10,330
03/23	$10,340	$10,593
04/23	$10,391	$10,657
05/23	$10,229	$10,541
06/23	$10,201	$10,503
07/23	$10,208	$10,496
08/23	$10,135	$10,429
09/23	$9,882	$10,164
10/23	$9,693	$10,003
11/23	$10,207	$10,456
12/23	$10,656	$10,857
01/24	$10,646	$10,827
02/24	$10,475	$10,674
03/24	$10,556	$10,773
04/24	$10,244	$10,500
05/24	$10,438	$10,678
06/24	$10,582	$10,780
07/24	$10,866	$11,031
08/24	$11,080	$11,190
09/24	$11,232	$11,340
10/24	$10,885	$11,058
11/24	$11,010	$11,175
12/24	$10,783	$10,992
01/25	$10,845	$11,051
02/25	$11,122	$11,294
03/25	$11,108	$11,298
04/25	$11,216	$11,343
05/25	$11,122	$11,261
06/25	$11,336	$11,435
07/25	$11,269	$11,404
08/25	$11,443	$11,541
09/25	$11,535	$11,667
10/25	$11,595	$11,740
11/25	$11,669	$11,813
12/25	$11,625	$11,795
01/26	$11,624	$11,808
02/26	$11,839	$12,001
03/26	$11,591	$11,789
04/26	$11,630	$11,803

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	3.69	(0.98)	1.52
Class C (including sales charges)	2.69	(0.98)	1.52
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,152,583,318
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 14,208,602
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Material Fund Change [Text Block]
C000032986
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class R
Trading Symbol	CIBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Bond Fund Class R ($12,229)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,021	$10,003
06/16	$10,159	$10,182
07/16	$10,265	$10,247
08/16	$10,296	$10,235
09/16	$10,281	$10,229
10/16	$10,234	$10,151
11/16	$10,003	$9,911
12/16	$10,037	$9,925
01/17	$10,081	$9,944
02/17	$10,142	$10,011
03/17	$10,149	$10,006
04/17	$10,212	$10,083
05/17	$10,288	$10,160
06/17	$10,283	$10,150
07/17	$10,339	$10,194
08/17	$10,406	$10,285
09/17	$10,370	$10,236
10/17	$10,366	$10,242
11/17	$10,330	$10,229
12/17	$10,370	$10,276
01/18	$10,296	$10,158
02/18	$10,198	$10,061
03/18	$10,249	$10,126
04/18	$10,194	$10,051
05/18	$10,279	$10,122
06/18	$10,259	$10,110
07/18	$10,264	$10,112
08/18	$10,327	$10,177
09/18	$10,266	$10,112
10/18	$10,149	$10,032
11/18	$10,201	$10,092
12/18	$10,357	$10,277
01/19	$10,520	$10,386
02/19	$10,521	$10,380
03/19	$10,722	$10,580
04/19	$10,724	$10,582
05/19	$10,914	$10,770
06/19	$11,058	$10,906
07/19	$11,095	$10,930
08/19	$11,299	$11,213
09/19	$11,242	$11,153
10/19	$11,294	$11,187
11/19	$11,285	$11,181
12/19	$11,277	$11,173
01/20	$11,483	$11,388
02/20	$11,659	$11,593
03/20	$10,977	$11,525
04/20	$11,375	$11,730
05/20	$11,667	$11,784
06/20	$11,961	$11,859
07/20	$12,256	$12,036
08/20	$12,229	$11,939
09/20	$12,227	$11,932
10/20	$12,225	$11,879
11/20	$12,492	$11,995
12/20	$12,595	$12,012
01/21	$12,602	$11,926
02/21	$12,528	$11,753
03/21	$12,439	$11,607
04/21	$12,530	$11,698
05/21	$12,565	$11,737
06/21	$12,650	$11,819
07/21	$12,736	$11,951
08/21	$12,724	$11,929
09/21	$12,603	$11,825
10/21	$12,560	$11,822
11/21	$12,555	$11,857
12/21	$12,560	$11,827
01/22	$12,271	$11,572
02/22	$12,081	$11,443
03/22	$11,677	$11,125
04/22	$11,159	$10,703
05/22	$11,143	$10,772
06/22	$10,822	$10,603
07/22	$11,144	$10,862
08/22	$10,841	$10,555
09/22	$10,184	$10,099
10/22	$9,907	$9,968
11/22	$10,335	$10,335
12/22	$10,313	$10,288
01/23	$10,757	$10,604
02/23	$10,461	$10,330
03/23	$10,707	$10,593
04/23	$10,765	$10,657
05/23	$10,601	$10,541
06/23	$10,576	$10,503
07/23	$10,588	$10,496
08/23	$10,517	$10,429
09/23	$10,259	$10,164
10/23	$10,067	$10,003
11/23	$10,605	$10,456
12/23	$11,076	$10,857
01/24	$11,070	$10,827
02/24	$10,897	$10,674
03/24	$10,986	$10,773
04/24	$10,666	$10,500
05/24	$10,872	$10,678
06/24	$11,027	$10,780
07/24	$11,327	$11,031
08/24	$11,551	$11,190
09/24	$11,718	$11,340
10/24	$11,361	$11,058
11/24	$11,496	$11,175
12/24	$11,265	$10,992
01/25	$11,334	$11,051
02/25	$11,628	$11,294
03/25	$11,618	$11,298
04/25	$11,736	$11,343
05/25	$11,642	$11,261
06/25	$11,871	$11,435
07/25	$11,806	$11,404
08/25	$11,993	$11,541
09/25	$12,095	$11,667
10/25	$12,163	$11,740
11/25	$12,245	$11,813
12/25	$12,205	$11,795
01/26	$12,208	$11,808
02/26	$12,439	$12,001
03/26	$12,183	$11,789
04/26	$12,229	$11,803

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	4.20	(0.48)	2.03
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,152,583,318
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 14,208,602
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Material Fund Change [Text Block]
C000255092
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class S
Trading Symbol	SRBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Bond Fund Class S ($12,855)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,025	$10,003
06/16	$10,179	$10,182
07/16	$10,278	$10,247
08/16	$10,313	$10,235
09/16	$10,303	$10,229
10/16	$10,260	$10,151
11/16	$10,033	$9,911
12/16	$10,071	$9,925
01/17	$10,130	$9,944
02/17	$10,195	$10,011
03/17	$10,196	$10,006
04/17	$10,263	$10,083
05/17	$10,355	$10,160
06/17	$10,343	$10,150
07/17	$10,416	$10,194
08/17	$10,476	$10,285
09/17	$10,444	$10,236
10/17	$10,444	$10,242
11/17	$10,423	$10,229
12/17	$10,457	$10,276
01/18	$10,387	$10,158
02/18	$10,291	$10,061
03/18	$10,347	$10,126
04/18	$10,308	$10,051
05/18	$10,398	$10,122
06/18	$10,371	$10,110
07/18	$10,391	$10,112
08/18	$10,448	$10,177
09/18	$10,391	$10,112
10/18	$10,288	$10,032
11/18	$10,346	$10,092
12/18	$10,495	$10,277
01/19	$10,666	$10,386
02/19	$10,671	$10,380
03/19	$10,879	$10,580
04/19	$10,885	$10,582
05/19	$11,083	$10,770
06/19	$11,233	$10,906
07/19	$11,276	$10,930
08/19	$11,488	$11,213
09/19	$11,435	$11,153
10/19	$11,493	$11,187
11/19	$11,488	$11,181
12/19	$11,485	$11,173
01/20	$11,699	$11,388
02/20	$11,884	$11,593
03/20	$11,193	$11,525
04/20	$11,604	$11,730
05/20	$11,906	$11,784
06/20	$12,211	$11,859
07/20	$12,517	$12,036
08/20	$12,508	$11,939
09/20	$12,499	$11,932
10/20	$12,505	$11,879
11/20	$12,784	$11,995
12/20	$12,894	$12,012
01/21	$12,907	$11,926
02/21	$12,836	$11,753
03/21	$12,750	$11,607
04/21	$12,845	$11,698
05/21	$12,890	$11,737
06/21	$12,979	$11,819
07/21	$13,076	$11,951
08/21	$13,066	$11,929
09/21	$12,950	$11,825
10/21	$12,911	$11,822
11/21	$12,909	$11,857
12/21	$12,923	$11,827
01/22	$12,627	$11,572
02/22	$12,436	$11,443
03/22	$12,029	$11,125
04/22	$11,498	$10,703
05/22	$11,486	$10,772
06/22	$11,159	$10,603
07/22	$11,499	$10,862
08/22	$11,188	$10,555
09/22	$10,514	$10,099
10/22	$10,233	$9,968
11/22	$10,680	$10,335
12/22	$10,665	$10,288
01/23	$11,128	$10,604
02/23	$10,824	$10,330
03/23	$11,083	$10,593
04/23	$11,150	$10,657
05/23	$10,986	$10,541
06/23	$10,961	$10,503
07/23	$10,981	$10,496
08/23	$10,908	$10,429
09/23	$10,645	$10,164
10/23	$10,451	$10,003
11/23	$11,014	$10,456
12/23	$11,507	$10,857
01/24	$11,510	$10,827
02/24	$11,331	$10,674
03/24	$11,431	$10,773
04/24	$11,103	$10,500
05/24	$11,323	$10,678
06/24	$11,485	$10,780
07/24	$11,806	$11,031
08/24	$12,045	$11,190
09/24	$12,224	$11,340
10/24	$11,852	$11,058
11/24	$12,000	$11,175
12/24	$11,763	$10,992
01/25	$11,836	$11,051
02/25	$12,148	$11,294
03/25	$12,143	$11,298
04/25	$12,275	$11,343
05/25	$12,178	$11,261
06/25	$12,422	$11,435
07/25	$12,360	$11,404
08/25	$12,561	$11,541
09/25	$12,677	$11,667
10/25	$12,754	$11,740
11/25	$12,841	$11,813
12/25	$12,808	$11,795
01/26	$12,813	$11,808
02/26	$13,061	$12,001
03/26	$12,801	$11,789
04/26	$12,855	$11,803

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	4.72	0.02	2.54
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,152,583,318
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 14,208,602
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Material Fund Change [Text Block]
C000121794
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CTBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Bond Fund Institutional 2 Class ($12,952)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,026	$10,003
06/16	$10,180	$10,182
07/16	$10,291	$10,247
08/16	$10,327	$10,235
09/16	$10,317	$10,229
10/16	$10,263	$10,151
11/16	$10,047	$9,911
12/16	$10,086	$9,925
01/17	$10,134	$9,944
02/17	$10,200	$10,011
03/17	$10,212	$10,006
04/17	$10,279	$10,083
05/17	$10,361	$10,160
06/17	$10,361	$10,150
07/17	$10,422	$10,194
08/17	$10,494	$10,285
09/17	$10,452	$10,236
10/17	$10,464	$10,242
11/17	$10,432	$10,229
12/17	$10,478	$10,276
01/18	$10,408	$10,158
02/18	$10,313	$10,061
03/18	$10,369	$10,126
04/18	$10,319	$10,051
05/18	$10,409	$10,122
06/18	$10,394	$10,110
07/18	$10,403	$10,112
08/18	$10,473	$10,177
09/18	$10,416	$10,112
10/18	$10,302	$10,032
11/18	$10,361	$10,092
12/18	$10,512	$10,277
01/19	$10,683	$10,386
02/19	$10,689	$10,380
03/19	$10,911	$10,580
04/19	$10,918	$10,582
05/19	$11,105	$10,770
06/19	$11,269	$10,906
07/19	$11,313	$10,930
08/19	$11,527	$11,213
09/19	$11,473	$11,153
10/19	$11,533	$11,187
11/19	$11,516	$11,181
12/19	$11,514	$11,173
01/20	$11,730	$11,388
02/20	$11,916	$11,593
03/20	$11,235	$11,525
04/20	$11,649	$11,730
05/20	$11,940	$11,784
06/20	$12,260	$11,859
07/20	$12,568	$12,036
08/20	$12,547	$11,939
09/20	$12,541	$11,932
10/20	$12,545	$11,879
11/20	$12,829	$11,995
12/20	$12,937	$12,012
01/21	$12,951	$11,926
02/21	$12,883	$11,753
03/21	$12,794	$11,607
04/21	$12,894	$11,698
05/21	$12,936	$11,737
06/21	$13,030	$11,819
07/21	$13,125	$11,951
08/21	$13,118	$11,929
09/21	$13,003	$11,825
10/21	$12,961	$11,822
11/21	$12,962	$11,857
12/21	$12,977	$11,827
01/22	$12,681	$11,572
02/22	$12,489	$11,443
03/22	$12,080	$11,125
04/22	$11,549	$10,703
05/22	$11,538	$10,772
06/22	$11,209	$10,603
07/22	$11,549	$10,862
08/22	$11,240	$10,555
09/22	$10,566	$10,099
10/22	$10,284	$9,968
11/22	$10,730	$10,335
12/22	$10,716	$10,288
01/23	$11,183	$10,604
02/23	$10,877	$10,330
03/23	$11,139	$10,593
04/23	$11,207	$10,657
05/23	$11,042	$10,541
06/23	$11,018	$10,503
07/23	$11,039	$10,496
08/23	$10,966	$10,429
09/23	$10,705	$10,164
10/23	$10,510	$10,003
11/23	$11,074	$10,456
12/23	$11,575	$10,857
01/24	$11,575	$10,827
02/24	$11,395	$10,674
03/24	$11,497	$10,773
04/24	$11,167	$10,500
05/24	$11,389	$10,678
06/24	$11,556	$10,780
07/24	$11,877	$11,031
08/24	$12,118	$11,190
09/24	$12,299	$11,340
10/24	$11,930	$11,058
11/24	$12,077	$11,175
12/24	$11,839	$10,992
01/25	$11,918	$11,051
02/25	$12,229	$11,294
03/25	$12,224	$11,298
04/25	$12,359	$11,343
05/25	$12,265	$11,261
06/25	$12,508	$11,435
07/25	$12,446	$11,404
08/25	$12,650	$11,541
09/25	$12,768	$11,667
10/25	$12,845	$11,740
11/25	$12,935	$11,813
12/25	$12,902	$11,795
01/26	$12,908	$11,808
02/26	$13,158	$12,001
03/26	$12,897	$11,789
04/26	$12,952	$11,803

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	4.81	0.09	2.62
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,152,583,318
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 14,208,602
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Material Fund Change [Text Block]
C000122680
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CTBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Bond Fund Institutional 3 Class ($13,007)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,026	$10,003
06/16	$10,181	$10,182
07/16	$10,292	$10,247
08/16	$10,317	$10,235
09/16	$10,319	$10,229
10/16	$10,266	$10,151
11/16	$10,050	$9,911
12/16	$10,078	$9,925
01/17	$10,139	$9,944
02/17	$10,205	$10,011
03/17	$10,206	$10,006
04/17	$10,274	$10,083
05/17	$10,367	$10,160
06/17	$10,356	$10,150
07/17	$10,430	$10,194
08/17	$10,491	$10,285
09/17	$10,460	$10,236
10/17	$10,461	$10,242
11/17	$10,441	$10,229
12/17	$10,476	$10,276
01/18	$10,406	$10,158
02/18	$10,312	$10,061
03/18	$10,369	$10,126
04/18	$10,331	$10,051
05/18	$10,421	$10,122
06/18	$10,395	$10,110
07/18	$10,417	$10,112
08/18	$10,475	$10,177
09/18	$10,418	$10,112
10/18	$10,317	$10,032
11/18	$10,375	$10,092
12/18	$10,527	$10,277
01/19	$10,699	$10,386
02/19	$10,705	$10,380
03/19	$10,915	$10,580
04/19	$10,922	$10,582
05/19	$11,122	$10,770
06/19	$11,274	$10,906
07/19	$11,319	$10,930
08/19	$11,545	$11,213
09/19	$11,480	$11,153
10/19	$11,540	$11,187
11/19	$11,536	$11,181
12/19	$11,534	$11,173
01/20	$11,751	$11,388
02/20	$11,937	$11,593
03/20	$11,245	$11,525
04/20	$11,671	$11,730
05/20	$11,963	$11,784
06/20	$12,284	$11,859
07/20	$12,593	$12,036
08/20	$12,572	$11,939
09/20	$12,567	$11,932
10/20	$12,571	$11,879
11/20	$12,856	$11,995
12/20	$12,965	$12,012
01/21	$12,982	$11,926
02/21	$12,911	$11,753
03/21	$12,823	$11,607
04/21	$12,924	$11,698
05/21	$12,966	$11,737
06/21	$13,061	$11,819
07/21	$13,156	$11,951
08/21	$13,151	$11,929
09/21	$13,032	$11,825
10/21	$12,994	$11,822
11/21	$12,996	$11,857
12/21	$13,008	$11,827
01/22	$12,715	$11,572
02/22	$12,524	$11,443
03/22	$12,112	$11,125
04/22	$11,578	$10,703
05/22	$11,571	$10,772
06/22	$11,243	$10,603
07/22	$11,583	$10,862
08/22	$11,274	$10,555
09/22	$10,597	$10,099
10/22	$10,315	$9,968
11/22	$10,766	$10,335
12/22	$10,749	$10,288
01/23	$11,217	$10,604
02/23	$10,914	$10,330
03/23	$11,177	$10,593
04/23	$11,242	$10,657
05/23	$11,078	$10,541
06/23	$11,058	$10,503
07/23	$11,076	$10,496
08/23	$11,007	$10,429
09/23	$10,742	$10,164
10/23	$10,544	$10,003
11/23	$11,113	$10,456
12/23	$11,615	$10,857
01/24	$11,616	$10,827
02/24	$11,436	$10,674
03/24	$11,538	$10,773
04/24	$11,208	$10,500
05/24	$11,431	$10,678
06/24	$11,599	$10,780
07/24	$11,921	$11,031
08/24	$12,163	$11,190
09/24	$12,345	$11,340
10/24	$11,972	$11,058
11/24	$12,124	$11,175
12/24	$11,886	$10,992
01/25	$11,964	$11,051
02/25	$12,281	$11,294
03/25	$12,273	$11,298
04/25	$12,407	$11,343
05/25	$12,314	$11,261
06/25	$12,558	$11,435
07/25	$12,497	$11,404
08/25	$12,701	$11,541
09/25	$12,820	$11,667
10/25	$12,898	$11,740
11/25	$12,988	$11,813
12/25	$12,955	$11,795
01/26	$12,961	$11,808
02/26	$13,217	$12,001
03/26	$12,952	$11,789
04/26	$13,007	$11,803

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.84	0.13	2.66
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,152,583,318
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 14,208,602
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Material Fund Change [Text Block]
C000032987
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	SRBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Bond Fund Institutional Class ($12,858)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,025	$10,003
06/16	$10,179	$10,182
07/16	$10,278	$10,247
08/16	$10,313	$10,235
09/16	$10,303	$10,229
10/16	$10,260	$10,151
11/16	$10,033	$9,911
12/16	$10,071	$9,925
01/17	$10,130	$9,944
02/17	$10,195	$10,011
03/17	$10,196	$10,006
04/17	$10,263	$10,083
05/17	$10,355	$10,160
06/17	$10,343	$10,150
07/17	$10,416	$10,194
08/17	$10,476	$10,285
09/17	$10,444	$10,236
10/17	$10,444	$10,242
11/17	$10,423	$10,229
12/17	$10,457	$10,276
01/18	$10,387	$10,158
02/18	$10,291	$10,061
03/18	$10,347	$10,126
04/18	$10,308	$10,051
05/18	$10,398	$10,122
06/18	$10,371	$10,110
07/18	$10,391	$10,112
08/18	$10,448	$10,177
09/18	$10,391	$10,112
10/18	$10,288	$10,032
11/18	$10,346	$10,092
12/18	$10,495	$10,277
01/19	$10,666	$10,386
02/19	$10,671	$10,380
03/19	$10,879	$10,580
04/19	$10,885	$10,582
05/19	$11,083	$10,770
06/19	$11,233	$10,906
07/19	$11,276	$10,930
08/19	$11,488	$11,213
09/19	$11,435	$11,153
10/19	$11,493	$11,187
11/19	$11,488	$11,181
12/19	$11,485	$11,173
01/20	$11,699	$11,388
02/20	$11,884	$11,593
03/20	$11,193	$11,525
04/20	$11,604	$11,730
05/20	$11,906	$11,784
06/20	$12,211	$11,859
07/20	$12,517	$12,036
08/20	$12,508	$11,939
09/20	$12,499	$11,932
10/20	$12,505	$11,879
11/20	$12,784	$11,995
12/20	$12,894	$12,012
01/21	$12,907	$11,926
02/21	$12,836	$11,753
03/21	$12,750	$11,607
04/21	$12,845	$11,698
05/21	$12,890	$11,737
06/21	$12,979	$11,819
07/21	$13,076	$11,951
08/21	$13,066	$11,929
09/21	$12,950	$11,825
10/21	$12,911	$11,822
11/21	$12,909	$11,857
12/21	$12,923	$11,827
01/22	$12,627	$11,572
02/22	$12,436	$11,443
03/22	$12,029	$11,125
04/22	$11,498	$10,703
05/22	$11,486	$10,772
06/22	$11,159	$10,603
07/22	$11,499	$10,862
08/22	$11,188	$10,555
09/22	$10,514	$10,099
10/22	$10,233	$9,968
11/22	$10,680	$10,335
12/22	$10,665	$10,288
01/23	$11,128	$10,604
02/23	$10,824	$10,330
03/23	$11,083	$10,593
04/23	$11,150	$10,657
05/23	$10,986	$10,541
06/23	$10,961	$10,503
07/23	$10,981	$10,496
08/23	$10,908	$10,429
09/23	$10,645	$10,164
10/23	$10,451	$10,003
11/23	$11,014	$10,456
12/23	$11,507	$10,857
01/24	$11,510	$10,827
02/24	$11,331	$10,674
03/24	$11,431	$10,773
04/24	$11,103	$10,500
05/24	$11,323	$10,678
06/24	$11,485	$10,780
07/24	$11,806	$11,031
08/24	$12,045	$11,190
09/24	$12,224	$11,340
10/24	$11,853	$11,058
11/24	$12,003	$11,175
12/24	$11,766	$10,992
01/25	$11,839	$11,051
02/25	$12,151	$11,294
03/25	$12,146	$11,298
04/25	$12,278	$11,343
05/25	$12,181	$11,261
06/25	$12,425	$11,435
07/25	$12,363	$11,404
08/25	$12,564	$11,541
09/25	$12,680	$11,667
10/25	$12,756	$11,740
11/25	$12,844	$11,813
12/25	$12,811	$11,795
01/26	$12,816	$11,808
02/26	$13,063	$12,001
03/26	$12,804	$11,789
04/26	$12,858	$11,803

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.72	0.02	2.55
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 3,152,583,318
Holdings Count | Holding	1,224
Advisory Fees Paid, Amount	$ 14,208,602
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Material Fund Change [Text Block]
C000032988
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Class A
Trading Symbol	LUTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Fund performance was driven by short- and intermediate- maturity U.S. Treasuries, as 1-5-Year Treasuries returned 2.98% and 5-10-year Treasuries returned 2.86%, outperforming longer-maturity Treasuries during the slight duration selloff.

Yield curve | The yield curve rose mostly in parallel, with yields on all Treasuries between 2-and 30-years rising between 20 and 30 basis points during the annual period. (A basis point is 1/100 of a percent.) Short-maturity Treasuries experienced less of a price impact from this move, which contributed to their outperformance.

Top Performance Detractors

Duration | Overall duration was a detractor as yields rose during the period, detracting 154 basis points from the Fund's performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia U.S. Treasury Index Fund Class A ($10,757)	Bloomberg U.S. Aggregate Bond Index ($11,803)	FTSE USBIG Treasury Index ($11,100)
04/16	$10,000	$10,000	$10,000
05/16	$9,993	$10,003	$10,000
06/16	$10,215	$10,182	$10,222
07/16	$10,252	$10,247	$10,260
08/16	$10,192	$10,235	$10,205
09/16	$10,175	$10,229	$10,190
10/16	$10,061	$10,151	$10,080
11/16	$9,789	$9,911	$9,815
12/16	$9,783	$9,925	$9,804
01/17	$9,802	$9,944	$9,826
02/17	$9,848	$10,011	$9,875
03/17	$9,841	$10,006	$9,870
04/17	$9,906	$10,083	$9,938
05/17	$9,971	$10,160	$10,002
06/17	$9,956	$10,150	$9,986
07/17	$9,967	$10,194	$10,003
08/17	$10,069	$10,285	$10,110
09/17	$9,982	$10,236	$10,024
10/17	$9,967	$10,242	$10,012
11/17	$9,952	$10,229	$9,999
12/17	$9,973	$10,276	$10,030
01/18	$9,841	$10,158	$9,895
02/18	$9,763	$10,061	$9,821
03/18	$9,849	$10,126	$9,912
04/18	$9,773	$10,051	$9,833
05/18	$9,851	$10,122	$9,921
06/18	$9,857	$10,110	$9,924
07/18	$9,808	$10,112	$9,882
08/18	$9,878	$10,177	$9,956
09/18	$9,784	$10,112	$9,865
10/18	$9,736	$10,032	$9,818
11/18	$9,816	$10,092	$9,903
12/18	$10,026	$10,277	$10,114
01/19	$10,071	$10,386	$10,161
02/19	$10,040	$10,380	$10,134
03/19	$10,224	$10,580	$10,328
04/19	$10,195	$10,582	$10,299
05/19	$10,435	$10,770	$10,540
06/19	$10,526	$10,906	$10,637
07/19	$10,515	$10,930	$10,626
08/19	$10,858	$11,213	$10,984
09/19	$10,772	$11,153	$10,891
10/19	$10,770	$11,187	$10,898
11/19	$10,740	$11,181	$10,866
12/19	$10,672	$11,173	$10,804
01/20	$10,933	$11,388	$11,068
02/20	$11,211	$11,593	$11,355
03/20	$11,529	$11,525	$11,676
04/20	$11,610	$11,730	$11,761
05/20	$11,567	$11,784	$11,731
06/20	$11,580	$11,859	$11,742
07/20	$11,707	$12,036	$11,876
08/20	$11,577	$11,939	$11,747
09/20	$11,588	$11,932	$11,763
10/20	$11,477	$11,879	$11,652
11/20	$11,516	$11,995	$11,694
12/20	$11,488	$12,012	$11,666
01/21	$11,373	$11,926	$11,543
02/21	$11,163	$11,753	$11,295
03/21	$10,991	$11,607	$11,161
04/21	$11,068	$11,698	$11,251
05/21	$11,107	$11,737	$11,286
06/21	$11,174	$11,819	$11,372
07/21	$11,328	$11,951	$11,516
08/21	$11,299	$11,929	$11,499
09/21	$11,173	$11,825	$11,367
10/21	$11,163	$11,822	$11,370
11/21	$11,249	$11,857	$11,462
12/21	$11,175	$11,827	$11,398
01/22	$10,971	$11,572	$11,189
02/22	$10,903	$11,443	$11,106
03/22	$10,564	$11,125	$10,777
04/22	$10,234	$10,703	$10,446
05/22	$10,245	$10,772	$10,459
06/22	$10,159	$10,603	$10,384
07/22	$10,307	$10,862	$10,522
08/22	$10,057	$10,555	$10,264
09/22	$9,708	$10,099	$9,912
10/22	$9,576	$9,968	$9,774
11/22	$9,827	$10,335	$10,033
12/22	$9,756	$10,288	$9,961
01/23	$10,019	$10,604	$10,232
02/23	$9,780	$10,330	$9,995
03/23	$10,056	$10,593	$10,282
04/23	$10,105	$10,657	$10,338
05/23	$9,996	$10,541	$10,219
06/23	$9,917	$10,503	$10,143
07/23	$9,878	$10,496	$10,108
08/23	$9,820	$10,429	$10,056
09/23	$9,603	$10,164	$9,834
10/23	$9,486	$10,003	$9,716
11/23	$9,810	$10,456	$10,050
12/23	$10,126	$10,857	$10,387
01/24	$10,111	$10,827	$10,359
02/24	$9,973	$10,674	$10,226
03/24	$10,030	$10,773	$10,283
04/24	$9,801	$10,500	$10,053
05/24	$9,941	$10,678	$10,199
06/24	$10,039	$10,780	$10,302
07/24	$10,252	$11,031	$10,526
08/24	$10,383	$11,190	$10,661
09/24	$10,503	$11,340	$10,788
10/24	$10,253	$11,058	$10,534
11/24	$10,323	$11,175	$10,615
12/24	$10,166	$10,992	$10,454
01/25	$10,216	$11,051	$10,505
02/25	$10,432	$11,294	$10,733
03/25	$10,451	$11,298	$10,757
04/25	$10,513	$11,343	$10,824
05/25	$10,407	$11,261	$10,712
06/25	$10,532	$11,435	$10,847
07/25	$10,489	$11,404	$10,805
08/25	$10,594	$11,541	$10,919
09/25	$10,689	$11,667	$11,012
10/25	$10,752	$11,740	$11,080
11/25	$10,815	$11,813	$11,149
12/25	$10,761	$11,795	$11,112
01/26	$10,761	$11,808	$11,102
02/26	$10,953	$12,001	$11,303
03/26	$10,757	$11,789	$11,108
04/26	$10,757	$11,803	$11,100

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	2.32	(0.57)	0.73
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
FTSE USBIG Treasury Index	2.55	(0.27)	1.05

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 702,916,826
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 3,248,336
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$702,916,826
Total number of portfolio holdings	286
Management services fees (represents 0.40% of Fund average net assets)	$3,248,336
Portfolio turnover for the reporting period	44%

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Treasury Obligations	98.1%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury 3.875% 03/31/2031	1.2%
U.S. Treasury 3.875% 03/31/2028	1.2%
U.S. Treasury 4.125% 02/15/2036	1.0%
U.S. Treasury 4.625% 02/15/2035	0.9%
U.S. Treasury 4.375% 05/15/2034	0.8%
U.S. Treasury 4.250% 11/15/2034	0.8%
U.S. Treasury 4.250% 05/15/2035	0.8%
U.S. Treasury 4.250% 08/15/2035	0.8%
U.S. Treasury 4.000% 02/15/2034	0.8%
U.S. Treasury 4.000% 11/15/2035	0.8%

Material Fund Change [Text Block]
C000122681
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CUTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Fund performance was driven by short- and intermediate- maturity U.S. Treasuries, as 1-5-Year Treasuries returned 2.98% and 5-10-year Treasuries returned 2.86%, outperforming longer-maturity Treasuries during the slight duration selloff.

Yield curve | The yield curve rose mostly in parallel, with yields on all Treasuries between 2-and 30-years rising between 20 and 30 basis points during the annual period. (A basis point is 1/100 of a percent.) Short-maturity Treasuries experienced less of a price impact from this move, which contributed to their outperformance.

Top Performance Detractors

Duration | Overall duration was a detractor as yields rose during the period, detracting 154 basis points from the Fund's performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia U.S. Treasury Index Fund Institutional 2 Class ($10,916)	Bloomberg U.S. Aggregate Bond Index ($11,803)	FTSE USBIG Treasury Index ($11,100)
04/16	$10,000	$10,000	$10,000
05/16	$10,003	$10,003	$10,000
06/16	$10,218	$10,182	$10,222
07/16	$10,256	$10,247	$10,260
08/16	$10,197	$10,235	$10,205
09/16	$10,181	$10,229	$10,190
10/16	$10,069	$10,151	$10,080
11/16	$9,798	$9,911	$9,815
12/16	$9,792	$9,925	$9,804
01/17	$9,813	$9,944	$9,826
02/17	$9,860	$10,011	$9,875
03/17	$9,854	$10,006	$9,870
04/17	$9,920	$10,083	$9,938
05/17	$9,987	$10,160	$10,002
06/17	$9,973	$10,150	$9,986
07/17	$9,986	$10,194	$10,003
08/17	$10,089	$10,285	$10,110
09/17	$10,003	$10,236	$10,024
10/17	$9,989	$10,242	$10,012
11/17	$9,975	$10,229	$9,999
12/17	$9,998	$10,276	$10,030
01/18	$9,867	$10,158	$9,895
02/18	$9,789	$10,061	$9,821
03/18	$9,877	$10,126	$9,912
04/18	$9,801	$10,051	$9,833
05/18	$9,881	$10,122	$9,921
06/18	$9,888	$10,110	$9,924
07/18	$9,840	$10,112	$9,882
08/18	$9,912	$10,177	$9,956
09/18	$9,819	$10,112	$9,865
10/18	$9,772	$10,032	$9,818
11/18	$9,863	$10,092	$9,903
12/18	$10,066	$10,277	$10,114
01/19	$10,112	$10,386	$10,161
02/19	$10,082	$10,380	$10,134
03/19	$10,278	$10,580	$10,328
04/19	$10,240	$10,582	$10,299
05/19	$10,483	$10,770	$10,540
06/19	$10,576	$10,906	$10,637
07/19	$10,567	$10,930	$10,626
08/19	$10,913	$11,213	$10,984
09/19	$10,828	$11,153	$10,891
10/19	$10,827	$11,187	$10,898
11/19	$10,798	$11,181	$10,866
12/19	$10,731	$11,173	$10,804
01/20	$10,995	$11,388	$11,068
02/20	$11,277	$11,593	$11,355
03/20	$11,598	$11,525	$11,676
04/20	$11,672	$11,730	$11,761
05/20	$11,640	$11,784	$11,731
06/20	$11,654	$11,859	$11,742
07/20	$11,783	$12,036	$11,876
08/20	$11,654	$11,939	$11,747
09/20	$11,667	$11,932	$11,763
10/20	$11,556	$11,879	$11,652
11/20	$11,597	$11,995	$11,694
12/20	$11,570	$12,012	$11,666
01/21	$11,456	$11,926	$11,543
02/21	$11,244	$11,753	$11,295
03/21	$11,073	$11,607	$11,161
04/21	$11,152	$11,698	$11,251
05/21	$11,192	$11,737	$11,286
06/21	$11,261	$11,819	$11,372
07/21	$11,418	$11,951	$11,516
08/21	$11,390	$11,929	$11,499
09/21	$11,264	$11,825	$11,367
10/21	$11,256	$11,822	$11,370
11/21	$11,344	$11,857	$11,462
12/21	$11,271	$11,827	$11,398
01/22	$11,067	$11,572	$11,189
02/22	$10,999	$11,443	$11,106
03/22	$10,657	$11,125	$10,777
04/22	$10,325	$10,703	$10,446
05/22	$10,337	$10,772	$10,459
06/22	$10,251	$10,603	$10,384
07/22	$10,413	$10,862	$10,522
08/22	$10,151	$10,555	$10,264
09/22	$9,799	$10,099	$9,912
10/22	$9,667	$9,968	$9,774
11/22	$9,921	$10,335	$10,033
12/22	$9,851	$10,288	$9,961
01/23	$10,119	$10,604	$10,232
02/23	$9,878	$10,330	$9,995
03/23	$10,159	$10,593	$10,282
04/23	$10,219	$10,657	$10,338
05/23	$10,100	$10,541	$10,219
06/23	$10,021	$10,503	$10,143
07/23	$9,983	$10,496	$10,108
08/23	$9,926	$10,429	$10,056
09/23	$9,707	$10,164	$9,834
10/23	$9,589	$10,003	$9,716
11/23	$9,919	$10,456	$10,050
12/23	$10,241	$10,857	$10,387
01/24	$10,226	$10,827	$10,359
02/24	$10,088	$10,674	$10,226
03/24	$10,146	$10,773	$10,283
04/24	$9,916	$10,500	$10,053
05/24	$10,059	$10,678	$10,199
06/24	$10,160	$10,780	$10,302
07/24	$10,377	$11,031	$10,526
08/24	$10,511	$11,190	$10,661
09/24	$10,634	$11,340	$10,788
10/24	$10,382	$11,058	$10,534
11/24	$10,465	$11,175	$10,615
12/24	$10,306	$10,992	$10,454
01/25	$10,348	$11,051	$10,505
02/25	$10,568	$11,294	$10,733
03/25	$10,600	$11,298	$10,757
04/25	$10,663	$11,343	$10,824
05/25	$10,546	$11,261	$10,712
06/25	$10,685	$11,435	$10,847
07/25	$10,643	$11,404	$10,805
08/25	$10,752	$11,541	$10,919
09/25	$10,838	$11,667	$11,012
10/25	$10,904	$11,740	$11,080
11/25	$10,969	$11,813	$11,149
12/25	$10,927	$11,795	$11,112
01/26	$10,917	$11,808	$11,102
02/26	$11,112	$12,001	$11,303
03/26	$10,926	$11,789	$11,108
04/26	$10,916	$11,803	$11,100

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	2.37	(0.43)	0.88
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
FTSE USBIG Treasury Index	2.55	(0.27)	1.05

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 702,916,826
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 3,248,336
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$702,916,826
Total number of portfolio holdings	286
Management services fees (represents 0.40% of Fund average net assets)	$3,248,336
Portfolio turnover for the reporting period	44%

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Treasury Obligations	98.1%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury 3.875% 03/31/2031	1.2%
U.S. Treasury 3.875% 03/31/2028	1.2%
U.S. Treasury 4.125% 02/15/2036	1.0%
U.S. Treasury 4.625% 02/15/2035	0.9%
U.S. Treasury 4.375% 05/15/2034	0.8%
U.S. Treasury 4.250% 11/15/2034	0.8%
U.S. Treasury 4.250% 05/15/2035	0.8%
U.S. Treasury 4.250% 08/15/2035	0.8%
U.S. Treasury 4.000% 02/15/2034	0.8%
U.S. Treasury 4.000% 11/15/2035	0.8%

Material Fund Change [Text Block]
C000174616
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CUTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Fund performance was driven by short- and intermediate- maturity U.S. Treasuries, as 1-5-Year Treasuries returned 2.98% and 5-10-year Treasuries returned 2.86%, outperforming longer-maturity Treasuries during the slight duration selloff.

Yield curve | The yield curve rose mostly in parallel, with yields on all Treasuries between 2-and 30-years rising between 20 and 30 basis points during the annual period. (A basis point is 1/100 of a percent.) Short-maturity Treasuries experienced less of a price impact from this move, which contributed to their outperformance.

Top Performance Detractors

Duration | Overall duration was a detractor as yields rose during the period, detracting 154 basis points from the Fund's performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia U.S. Treasury Index Fund Institutional 3 Class ($10,903)	Bloomberg U.S. Aggregate Bond Index ($11,803)	FTSE USBIG Treasury Index ($11,100)
04/16	$10,000	$10,000	$10,000
05/16	$9,994	$10,003	$10,000
06/16	$10,217	$10,182	$10,222
07/16	$10,256	$10,247	$10,260
08/16	$10,197	$10,235	$10,205
09/16	$10,181	$10,229	$10,190
10/16	$10,069	$10,151	$10,080
11/16	$9,798	$9,911	$9,815
12/16	$9,792	$9,925	$9,804
01/17	$9,813	$9,944	$9,826
02/17	$9,860	$10,011	$9,875
03/17	$9,854	$10,006	$9,870
04/17	$9,920	$10,083	$9,938
05/17	$9,986	$10,160	$10,002
06/17	$9,963	$10,150	$9,986
07/17	$9,985	$10,194	$10,003
08/17	$10,088	$10,285	$10,110
09/17	$10,002	$10,236	$10,024
10/17	$9,988	$10,242	$10,012
11/17	$9,975	$10,229	$9,999
12/17	$9,998	$10,276	$10,030
01/18	$9,867	$10,158	$9,895
02/18	$9,790	$10,061	$9,821
03/18	$9,878	$10,126	$9,912
04/18	$9,794	$10,051	$9,833
05/18	$9,882	$10,122	$9,921
06/18	$9,880	$10,110	$9,924
07/18	$9,842	$10,112	$9,882
08/18	$9,913	$10,177	$9,956
09/18	$9,821	$10,112	$9,865
10/18	$9,774	$10,032	$9,818
11/18	$9,856	$10,092	$9,903
12/18	$10,066	$10,277	$10,114
01/19	$10,112	$10,386	$10,161
02/19	$10,083	$10,380	$10,134
03/19	$10,268	$10,580	$10,328
04/19	$10,240	$10,582	$10,299
05/19	$10,481	$10,770	$10,540
06/19	$10,574	$10,906	$10,637
07/19	$10,555	$10,930	$10,626
08/19	$10,917	$11,213	$10,984
09/19	$10,823	$11,153	$10,891
10/19	$10,823	$11,187	$10,898
11/19	$10,794	$11,181	$10,866
12/19	$10,728	$11,173	$10,804
01/20	$10,990	$11,388	$11,068
02/20	$11,279	$11,593	$11,355
03/20	$11,598	$11,525	$11,676
04/20	$11,671	$11,730	$11,761
05/20	$11,639	$11,784	$11,731
06/20	$11,654	$11,859	$11,742
07/20	$11,782	$12,036	$11,876
08/20	$11,654	$11,939	$11,747
09/20	$11,667	$11,932	$11,763
10/20	$11,556	$11,879	$11,652
11/20	$11,597	$11,995	$11,694
12/20	$11,561	$12,012	$11,666
01/21	$11,448	$11,926	$11,543
02/21	$11,238	$11,753	$11,295
03/21	$11,068	$11,607	$11,161
04/21	$11,147	$11,698	$11,251
05/21	$11,187	$11,737	$11,286
06/21	$11,256	$11,819	$11,372
07/21	$11,411	$11,951	$11,516
08/21	$11,384	$11,929	$11,499
09/21	$11,259	$11,825	$11,367
10/21	$11,250	$11,822	$11,370
11/21	$11,338	$11,857	$11,462
12/21	$11,265	$11,827	$11,398
01/22	$11,063	$11,572	$11,189
02/22	$10,986	$11,443	$11,106
03/22	$10,648	$11,125	$10,777
04/22	$10,318	$10,703	$10,446
05/22	$10,340	$10,772	$10,459
06/22	$10,246	$10,603	$10,384
07/22	$10,406	$10,862	$10,522
08/22	$10,146	$10,555	$10,264
09/22	$9,798	$10,099	$9,912
10/22	$9,666	$9,968	$9,774
11/22	$9,919	$10,335	$10,033
12/22	$9,849	$10,288	$9,961
01/23	$10,115	$10,604	$10,232
02/23	$9,877	$10,330	$9,995
03/23	$10,155	$10,593	$10,282
04/23	$10,215	$10,657	$10,338
05/23	$10,097	$10,541	$10,219
06/23	$10,019	$10,503	$10,143
07/23	$9,982	$10,496	$10,108
08/23	$9,925	$10,429	$10,056
09/23	$9,707	$10,164	$9,834
10/23	$9,591	$10,003	$9,716
11/23	$9,918	$10,456	$10,050
12/23	$10,238	$10,857	$10,387
01/24	$10,224	$10,827	$10,359
02/24	$10,087	$10,674	$10,226
03/24	$10,145	$10,773	$10,283
04/24	$9,916	$10,500	$10,053
05/24	$10,058	$10,678	$10,199
06/24	$10,148	$10,780	$10,302
07/24	$10,374	$11,031	$10,526
08/24	$10,508	$11,190	$10,661
09/24	$10,630	$11,340	$10,788
10/24	$10,380	$11,058	$10,534
11/24	$10,452	$11,175	$10,615
12/24	$10,295	$10,992	$10,454
01/25	$10,347	$11,051	$10,505
02/25	$10,565	$11,294	$10,733
03/25	$10,587	$11,298	$10,757
04/25	$10,650	$11,343	$10,824
05/25	$10,545	$11,261	$10,712
06/25	$10,672	$11,435	$10,847
07/25	$10,630	$11,404	$10,805
08/25	$10,739	$11,541	$10,919
09/25	$10,835	$11,667	$11,012
10/25	$10,901	$11,740	$11,080
11/25	$10,955	$11,813	$11,149
12/25	$10,913	$11,795	$11,112
01/26	$10,914	$11,808	$11,102
02/26	$11,109	$12,001	$11,303
03/26	$10,914	$11,789	$11,108
04/26	$10,903	$11,803	$11,100

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	2.38	(0.44)	0.87
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
FTSE USBIG Treasury Index	2.55	(0.27)	1.05

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 702,916,826
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 3,248,336
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$702,916,826
Total number of portfolio holdings	286
Management services fees (represents 0.40% of Fund average net assets)	$3,248,336
Portfolio turnover for the reporting period	44%

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Treasury Obligations	98.1%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury 3.875% 03/31/2031	1.2%
U.S. Treasury 3.875% 03/31/2028	1.2%
U.S. Treasury 4.125% 02/15/2036	1.0%
U.S. Treasury 4.625% 02/15/2035	0.9%
U.S. Treasury 4.375% 05/15/2034	0.8%
U.S. Treasury 4.250% 11/15/2034	0.8%
U.S. Treasury 4.250% 05/15/2035	0.8%
U.S. Treasury 4.250% 08/15/2035	0.8%
U.S. Treasury 4.000% 02/15/2034	0.8%
U.S. Treasury 4.000% 11/15/2035	0.8%

Material Fund Change [Text Block]
C000032991
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Institutional Class
Trading Symbol	IUTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Fund performance was driven by short- and intermediate- maturity U.S. Treasuries, as 1-5-Year Treasuries returned 2.98% and 5-10-year Treasuries returned 2.86%, outperforming longer-maturity Treasuries during the slight duration selloff.

Yield curve | The yield curve rose mostly in parallel, with yields on all Treasuries between 2-and 30-years rising between 20 and 30 basis points during the annual period. (A basis point is 1/100 of a percent.) Short-maturity Treasuries experienced less of a price impact from this move, which contributed to their outperformance.

Top Performance Detractors

Duration | Overall duration was a detractor as yields rose during the period, detracting 154 basis points from the Fund's performance during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia U.S. Treasury Index Fund Institutional Class ($10,919)	Bloomberg U.S. Aggregate Bond Index ($11,803)	FTSE USBIG Treasury Index ($11,100)
04/16	$10,000	$10,000	$10,000
05/16	$9,994	$10,003	$10,000
06/16	$10,217	$10,182	$10,222
07/16	$10,256	$10,247	$10,260
08/16	$10,197	$10,235	$10,205
09/16	$10,181	$10,229	$10,190
10/16	$10,069	$10,151	$10,080
11/16	$9,798	$9,911	$9,815
12/16	$9,792	$9,925	$9,804
01/17	$9,813	$9,944	$9,826
02/17	$9,860	$10,011	$9,875
03/17	$9,855	$10,006	$9,870
04/17	$9,921	$10,083	$9,938
05/17	$9,987	$10,160	$10,002
06/17	$9,973	$10,150	$9,986
07/17	$9,986	$10,194	$10,003
08/17	$10,089	$10,285	$10,110
09/17	$10,003	$10,236	$10,024
10/17	$9,990	$10,242	$10,012
11/17	$9,976	$10,229	$9,999
12/17	$10,008	$10,276	$10,030
01/18	$9,867	$10,158	$9,895
02/18	$9,790	$10,061	$9,821
03/18	$9,878	$10,126	$9,912
04/18	$9,802	$10,051	$9,833
05/18	$9,891	$10,122	$9,921
06/18	$9,889	$10,110	$9,924
07/18	$9,841	$10,112	$9,882
08/18	$9,922	$10,177	$9,956
09/18	$9,820	$10,112	$9,865
10/18	$9,773	$10,032	$9,818
11/18	$9,864	$10,092	$9,903
12/18	$10,066	$10,277	$10,114
01/19	$10,113	$10,386	$10,161
02/19	$10,083	$10,380	$10,134
03/19	$10,278	$10,580	$10,328
04/19	$10,250	$10,582	$10,299
05/19	$10,484	$10,770	$10,540
06/19	$10,576	$10,906	$10,637
07/19	$10,567	$10,930	$10,626
08/19	$10,922	$11,213	$10,984
09/19	$10,827	$11,153	$10,891
10/19	$10,836	$11,187	$10,898
11/19	$10,797	$11,181	$10,866
12/19	$10,740	$11,173	$10,804
01/20	$10,994	$11,388	$11,068
02/20	$11,285	$11,593	$11,355
03/20	$11,606	$11,525	$11,676
04/20	$11,680	$11,730	$11,761
05/20	$11,648	$11,784	$11,731
06/20	$11,662	$11,859	$11,742
07/20	$11,791	$12,036	$11,876
08/20	$11,662	$11,939	$11,747
09/20	$11,675	$11,932	$11,763
10/20	$11,564	$11,879	$11,652
11/20	$11,605	$11,995	$11,694
12/20	$11,568	$12,012	$11,666
01/21	$11,455	$11,926	$11,543
02/21	$11,253	$11,753	$11,295
03/21	$11,082	$11,607	$11,161
04/21	$11,161	$11,698	$11,251
05/21	$11,192	$11,737	$11,286
06/21	$11,270	$11,819	$11,372
07/21	$11,417	$11,951	$11,516
08/21	$11,399	$11,929	$11,499
09/21	$11,273	$11,825	$11,367
10/21	$11,265	$11,822	$11,370
11/21	$11,353	$11,857	$11,462
12/21	$11,280	$11,827	$11,398
01/22	$11,076	$11,572	$11,189
02/22	$10,999	$11,443	$11,106
03/22	$10,658	$11,125	$10,777
04/22	$10,326	$10,703	$10,446
05/22	$10,349	$10,772	$10,459
06/22	$10,253	$10,603	$10,384
07/22	$10,414	$10,862	$10,522
08/22	$10,152	$10,555	$10,264
09/22	$9,812	$10,099	$9,912
10/22	$9,669	$9,968	$9,774
11/22	$9,924	$10,335	$10,033
12/22	$9,854	$10,288	$9,961
01/23	$10,121	$10,604	$10,232
02/23	$9,881	$10,330	$9,995
03/23	$10,171	$10,593	$10,282
04/23	$10,221	$10,657	$10,338
05/23	$10,103	$10,541	$10,219
06/23	$10,024	$10,503	$10,143
07/23	$9,986	$10,496	$10,108
08/23	$9,939	$10,429	$10,056
09/23	$9,710	$10,164	$9,834
10/23	$9,593	$10,003	$9,716
11/23	$9,922	$10,456	$10,050
12/23	$10,253	$10,857	$10,387
01/24	$10,229	$10,827	$10,359
02/24	$10,091	$10,674	$10,226
03/24	$10,149	$10,773	$10,283
04/24	$9,919	$10,500	$10,053
05/24	$10,062	$10,678	$10,199
06/24	$10,163	$10,780	$10,302
07/24	$10,390	$11,031	$10,526
08/24	$10,513	$11,190	$10,661
09/24	$10,647	$11,340	$10,788
10/24	$10,385	$11,058	$10,534
11/24	$10,467	$11,175	$10,615
12/24	$10,309	$10,992	$10,454
01/25	$10,362	$11,051	$10,505
02/25	$10,581	$11,294	$10,733
03/25	$10,603	$11,298	$10,757
04/25	$10,666	$11,343	$10,824
05/25	$10,560	$11,261	$10,712
06/25	$10,688	$11,435	$10,847
07/25	$10,646	$11,404	$10,805
08/25	$10,754	$11,541	$10,919
09/25	$10,841	$11,667	$11,012
10/25	$10,907	$11,740	$11,080
11/25	$10,972	$11,813	$11,149
12/25	$10,929	$11,795	$11,112
01/26	$10,931	$11,808	$11,102
02/26	$11,126	$12,001	$11,303
03/26	$10,929	$11,789	$11,108
04/26	$10,919	$11,803	$11,100

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	2.37	(0.44)	0.88
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
FTSE USBIG Treasury Index	2.55	(0.27)	1.05

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 702,916,826
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 3,248,336
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$702,916,826
Total number of portfolio holdings	286
Management services fees (represents 0.40% of Fund average net assets)	$3,248,336
Portfolio turnover for the reporting period	44%

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Treasury Obligations	98.1%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury 3.875% 03/31/2031	1.2%
U.S. Treasury 3.875% 03/31/2028	1.2%
U.S. Treasury 4.125% 02/15/2036	1.0%
U.S. Treasury 4.625% 02/15/2035	0.9%
U.S. Treasury 4.375% 05/15/2034	0.8%
U.S. Treasury 4.250% 11/15/2034	0.8%
U.S. Treasury 4.250% 05/15/2035	0.8%
U.S. Treasury 4.250% 08/15/2035	0.8%
U.S. Treasury 4.000% 02/15/2034	0.8%
U.S. Treasury 4.000% 11/15/2035	0.8%

Material Fund Change [Text Block]
C000179758
Shareholder Report [Line Items]
Fund Name	Multi-Manager Directional Alternative Strategies Fund
Class Name	Institutional Class
Trading Symbol	CDAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Directional Alternative Strategies Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$235	2.11%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Stock selection within the pharmaceuticals, biotechnology, life sciences, technology hardware, storage and peripherals and the semiconductors and semiconductor equipment industries accounted for the majority of the Fund’s relative gains during the one-year period.

Allocations | Overweight positioning in the pharmaceuticals, biotechnology, and life sciences industries and underweight positioning in the software and services industry contributed positively during the period.

Individual holdings | Positions in Sandisk Corp, a data storage company specializing in NAND flash memory; Tower Semiconductor, a manufacturer of analog integrated circuits; Cidara Therapeutics, a developer of antivirals and immunotherapies; and Silicon Motion, a supplier of solid-state drives (SSD), were among the top contributors to the Fund’s absolute performance. All of the top individual contributors were long positions.

Top Performance Detractors

Stock selection | Stock selection within the capital goods and financial services industries generated negative relative returns during the one-year period.

Allocations | Larger weightings in the health care equipment and services industry, as well as underweight positioning across the media, entertainment and banks industries, detracted modestly from relative performance.

Individual holdings | Fund positions in the VanEck Semiconductor ETF, a vehicle that tracks the largest U.S.-listed semiconductor companies; the SPDR S&P Biotech ETF, which invests in U.S. biotechnology companies; the Invesco QQQ Trust, an ETF that tracks the NASDAQ-100; Daikin, a Japanese manufacturer of HVAC systems; and Fujifilm Holdings, a Japanese conglomerate focused on the photography market, were top detractors during the period. All of the top individual detractors were short positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Multi-Manager Directional Alternative Strategies Fund Institutional Class ($19,292)	S&P 500® Index ($39,773)	HFRX Equity Hedge Index ($16,730)	MSCI World Index (Net) ($32,262)	Wilshire Liquid Alternative Equity Hedge Index ($16,820)
10/17/16	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/16	$10,000	$10,002	$9,972	$10,022	$10,015
11/30/16	$10,150	$10,372	$10,119	$10,166	$10,197
12/31/16	$10,256	$10,577	$10,137	$10,409	$10,226
01/31/17	$10,417	$10,778	$10,222	$10,661	$10,310
02/28/17	$10,618	$11,206	$10,342	$10,956	$10,419
03/31/17	$10,608	$11,219	$10,410	$11,073	$10,425
04/30/17	$10,638	$11,334	$10,485	$11,237	$10,468
05/31/17	$10,748	$11,494	$10,425	$11,475	$10,393
06/30/17	$10,788	$11,566	$10,515	$11,519	$10,497
07/31/17	$10,969	$11,803	$10,607	$11,794	$10,600
08/31/17	$11,139	$11,840	$10,659	$11,811	$10,637
09/30/17	$11,260	$12,084	$10,853	$12,076	$10,741
10/31/17	$11,360	$12,366	$10,938	$12,304	$10,833
11/30/17	$11,531	$12,745	$11,034	$12,571	$10,939
12/31/17	$11,602	$12,887	$11,148	$12,741	$11,002
01/31/18	$12,068	$13,625	$11,528	$13,414	$11,279
02/28/18	$11,719	$13,122	$11,357	$12,858	$10,853
03/31/18	$11,549	$12,789	$11,279	$12,578	$10,750
04/30/18	$11,454	$12,838	$11,217	$12,722	$10,730
05/31/18	$11,369	$13,147	$11,250	$12,802	$10,796
06/30/18	$11,136	$13,228	$11,175	$12,796	$10,737
07/31/18	$11,327	$13,720	$11,256	$13,196	$10,911
08/31/18	$11,274	$14,167	$11,230	$13,359	$10,976
09/30/18	$11,306	$14,248	$11,048	$13,433	$10,993
10/31/18	$10,745	$13,274	$10,612	$12,447	$10,564
11/30/18	$10,702	$13,545	$10,545	$12,588	$10,596
12/31/18	$10,233	$12,322	$10,098	$11,631	$10,176
01/31/19	$10,679	$13,309	$10,494	$12,536	$10,538
02/28/19	$10,759	$13,736	$10,616	$12,913	$10,617
03/31/19	$10,759	$14,003	$10,700	$13,083	$10,648
04/30/19	$10,806	$14,570	$10,772	$13,546	$10,799
05/31/19	$10,440	$13,644	$10,555	$12,765	$10,440
06/30/19	$10,791	$14,606	$10,702	$13,606	$10,759
07/31/19	$10,822	$14,816	$10,816	$13,673	$10,850
08/31/19	$10,615	$14,581	$10,798	$13,394	$10,728
09/30/19	$10,759	$14,854	$10,893	$13,679	$10,820
10/31/19	$10,822	$15,176	$10,949	$14,027	$10,897
11/30/19	$10,934	$15,727	$11,046	$14,417	$11,038
12/31/19	$11,068	$16,201	$11,180	$14,849	$11,111
01/31/20	$10,844	$16,195	$11,143	$14,759	$10,984
02/29/20	$10,217	$14,862	$10,717	$13,511	$10,469
03/31/20	$9,382	$13,026	$9,690	$11,723	$9,755
04/30/20	$9,639	$14,696	$10,125	$13,004	$10,236
05/31/20	$9,591	$15,396	$10,249	$13,632	$10,369
06/30/20	$9,687	$15,702	$10,476	$13,993	$10,474
07/31/20	$9,928	$16,588	$10,562	$14,662	$10,704
08/31/20	$10,169	$17,780	$10,848	$15,642	$10,973
09/30/20	$10,008	$17,104	$10,851	$15,102	$10,792
10/31/20	$9,815	$16,649	$10,792	$14,639	$10,636
11/30/20	$10,153	$18,472	$11,287	$16,511	$11,195
12/31/20	$10,362	$19,182	$11,694	$17,211	$11,419
01/31/21	$10,313	$18,989	$11,572	$17,040	$11,372
02/28/21	$10,619	$19,512	$11,901	$17,476	$11,673
03/31/21	$11,261	$20,367	$12,004	$18,058	$12,026
04/30/21	$11,615	$21,454	$12,364	$18,898	$12,351
05/31/21	$12,000	$21,604	$12,468	$19,171	$12,489
06/30/21	$11,679	$22,108	$12,613	$19,456	$12,490
07/31/21	$11,727	$22,633	$12,672	$19,805	$12,582
08/31/21	$11,807	$23,321	$12,841	$20,298	$12,737
09/30/21	$11,631	$22,237	$12,775	$19,455	$12,470
10/31/21	$11,888	$23,794	$13,051	$20,557	$12,793
11/30/21	$11,856	$23,630	$12,894	$20,106	$12,637
12/31/21	$12,600	$24,689	$13,114	$20,966	$12,876
01/31/22	$13,084	$23,411	$12,836	$19,856	$12,676
02/28/22	$13,015	$22,710	$12,880	$19,354	$12,478
03/31/22	$13,033	$23,553	$13,075	$19,885	$12,584
04/30/22	$12,825	$21,499	$12,847	$18,233	$12,403
05/31/22	$13,102	$21,539	$12,751	$18,247	$12,433
06/30/22	$12,583	$19,761	$12,495	$16,667	$11,917
07/31/22	$12,566	$21,583	$12,645	$17,990	$12,274
08/31/22	$12,376	$20,703	$12,740	$17,238	$12,028
09/30/22	$11,857	$18,796	$12,485	$15,635	$11,495
10/31/22	$12,358	$20,318	$12,614	$16,758	$11,946
11/30/22	$12,791	$21,453	$12,705	$17,923	$12,345
12/31/22	$12,769	$20,217	$12,696	$17,162	$12,058
01/31/23	$12,712	$21,488	$12,894	$18,377	$12,427
02/28/23	$12,345	$20,963	$12,815	$17,935	$12,250
03/31/23	$12,422	$21,733	$12,798	$18,489	$12,370
04/30/23	$12,384	$22,072	$12,876	$18,813	$12,506
05/31/23	$12,210	$22,168	$12,909	$18,625	$12,456
06/30/23	$12,596	$23,633	$13,072	$19,752	$12,823
07/31/23	$12,712	$24,392	$13,164	$20,415	$13,018
08/31/23	$12,750	$24,004	$13,200	$19,928	$12,974
09/30/23	$12,577	$22,859	$13,100	$19,068	$12,758
10/31/23	$12,461	$22,379	$12,979	$18,515	$12,662
11/30/23	$12,962	$24,422	$13,359	$20,250	$13,148
12/31/23	$13,266	$25,532	$13,572	$21,245	$13,115
01/31/24	$13,481	$25,961	$13,661	$21,500	$13,640
02/29/24	$13,795	$27,347	$13,847	$22,411	$13,920
03/31/24	$14,265	$28,227	$14,033	$23,131	$14,252
04/30/24	$13,912	$27,074	$13,921	$22,272	$14,012
05/31/24	$14,324	$28,417	$14,095	$23,267	$14,340
06/30/24	$14,343	$29,436	$14,265	$23,740	$14,465
07/31/24	$14,383	$29,795	$14,366	$24,158	$14,619
08/31/24	$14,716	$30,517	$14,477	$24,797	$14,830
09/30/24	$14,872	$31,169	$14,587	$25,251	$14,964
10/31/24	$15,304	$30,886	$14,494	$24,750	$14,928
11/30/24	$16,264	$32,699	$14,687	$25,886	$15,341
12/31/24	$15,900	$31,920	$14,635	$25,211	$14,693
01/31/25	$16,289	$32,809	$14,943	$26,101	$15,031
02/28/25	$16,267	$32,381	$14,864	$25,913	$15,005
03/31/25	$15,642	$30,556	$14,666	$24,759	$14,694
04/30/25	$15,706	$30,349	$14,666	$24,979	$14,596
05/31/25	$16,289	$32,259	$15,052	$26,458	$15,021
06/30/25	$16,677	$33,900	$15,267	$27,600	$15,339
07/31/25	$16,785	$34,661	$15,387	$27,955	$15,418
08/31/25	$17,066	$35,363	$15,617	$28,684	$15,711
09/30/25	$17,562	$36,654	$15,845	$29,606	$16,043
10/31/25	$18,166	$37,512	$15,953	$30,199	$16,155
11/30/25	$19,180	$37,604	$15,959	$30,284	$16,324
12/31/25	$18,973	$37,627	$16,107	$30,529	$16,142
01/31/26	$19,372	$38,173	$16,471	$31,212	$16,624
02/28/26	$19,239	$37,883	$16,606	$31,441	$16,699
03/31/26	$18,468	$35,996	$15,868	$29,438	$16,227
04/30/26	$19,292	$39,773	$16,730	$32,262	$16,820

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional ClassFootnote Reference(a)Footnote Reference(b)	22.83	10.68	7.14
S&P 500® Index	31.05	13.14	15.58
HFRX Equity Hedge Index	14.07	6.24	5.55
MSCI World Index (Net)	29.16	11.29	13.07
Wilshire Liquid Alternative Equity Hedge Index	15.23	6.37	5.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 317,004,520
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 4,153,501
InvestmentCompanyPortfolioTurnover	308.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$317,004,520
Total number of portfolio holdings	860
Management services fees (represents 1.41% of Fund average net assets)	$4,153,501
Portfolio turnover for the reporting period	308%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	26.6%
Financials	13.5%
Health Care	12.9%
Industrials	12.2%
Consumer Discretionary	6.1%
Other	21.2%
Health Care	(12.3%)
Information Technology	(6.1%)
Consumer Discretionary	(4.6%)
Financials	(3.7%)
Industrials	(2.4%)
Other	(5.4%)

Derivative Exposure

Table Summary
Long
Equity Risk	49.1%
Short
Equity Risk	55.0%

Asset Categories

Table Summary
Common Stocks	92.5%
Money Market Funds	2.1%
Call Option Contracts Purchased	1.2%
Other	0.9%
Common Stocks	(34.5%)
Exchange-Traded Equity Funds	(2.3%)
Other	(0.0%)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective March 12, 2026 (the Effective Date), Los Angeles Capital Management LLC  assumed day-to-day management of a portion of the Fund’s portfolio.

Material Fund Change Adviser [Text Block]	Effective March 12, 2026 (the Effective Date), Los Angeles Capital Management LLC assumed day-to-day management of a portion of the Fund’s portfolio.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature